      As filed with the Securities and Exchange Commission on February 27, 2003.
                                                      Registration No. 333-71072

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

         [ ]  on May 1, 2003 pursuant to paragraph (b) of Rule 485

         [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [X]   on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A            Caption in Prospectus
------            ---------------------
1...............  Cover Page
2...............  Appendix A:  Special Terms
3...............  Summary
4...............  Appendix B:  Table of Accumulation Values
5...............  General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6...............  Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
                    Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7...............  Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
                    Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging;
                    Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries;
                    Other Contract Provisions; Ownership; Beneficiary; Modification
8...............  Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Benefit
                    Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments; Transfers During
                    the Pay Out During the Pay Out Period
9...............  Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions;  Death
                    Benefit Period
10..............  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net Investment
                    Factor; Distribution of Contracts
11..............  Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period Provisions; Purchase
                    Payments; Other Contract Provisions; Ten Day Right to Review
12..............  Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements; Qualified
                    Retirement Plans; Appendix G: Qualified Plan Types
13..............  Legal Proceedings
14..............  Statement of Additional Information - Table of Contents

Part B            Caption in Statement of Additional Information
------            ----------------------------------------------
15..............  Cover Page
16..............  Table of Contents
17..............  General Information and History.
18..............  Services-Independent Auditors, Services-Servicing Agent
19..............  Not Applicable
20..............  Services - Principal Underwriter
21..............  Performance Data
22..............  Not Applicable
23..............  Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED May 1, 2003

FIXED ACCOUNT INVESTMENT OPTION
For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1-year fixed account investment option.

                          SUPPLEMENT DATED MAY 1, 2003

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002
MERRILL VARIABLE FUNDS

         For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

         Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

                         ACCUMULATION UNIT VALUE TABLES

The two accumulation unit value tables below reflect the highest and lowest combination of charges available under the contract. The first table reflects the fees for GEM and the Annual Step Death Benefit while the second table does not reflect the fees for any optional benefits. The Statement of Additional Information contains two additional accumulation unit value tables: one reflecting the fees for GEM and one reflecting the fees for the Annual Step Death Benefit. The Statement of Additional Information is available upon request by calling the following toll free number: (800) 344-1029.

REFLECTING OPTIONAL GEM RIDER AND THE OPTIONAL ANNUAL STEP DEATH BENEFIT

--------------------------------------------------------------------------------------------------
                                                UNIT VALUE
                                                AT START OF    UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                                       YEAR(A)       END OF YEAR        END OF YEAR
--------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value V.I.
2001                                            $12.500000       14.736065          55,505.534
2002
--------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value V.I.
2001                                            $12.500000       12.170082          57,968.142
2002
--------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets V.I.
2001
2002                                            $12.500000       11.295632           3,205.421
--------------------------------------------------------------------------------------------------

(A) Units under the series of contracts were first credited under the sub-account on January 29, 2001.

NOT REFLECTING ANY OPTIONAL RIDERS

--------------------------------------------------------------------------------------------------
                                                UNIT VALUE
                                                AT START OF    UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                                       YEAR(A)       END OF YEAR        END OF YEAR
--------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value V.I.
1998                                            $12.500000      $10.568700          28,229.867
1999                                             10.568700       13.943374         133,116.175
2000                                             13.943374       15.730490         225,024.612
2001                                             15.730490       20.082156         318,521.130
2002
--------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value V.I.
1998                                            $12.500000      $12.027400          29,849.178
1999                                             12.027400       14.325771         407,865.075
2000                                             14.325771       15.864568         713,263.407
2001                                             15.864568       16.252289         712,421.348
2002
--------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets V.I.
1998                                            $12.500000      $ 9.694900           2,492.548
1999                                              9.694900       15.787402          24,213.964
2000                                             15.787402       11.064248          51,258.780
2002002                                          11.064248       11.035006          24,136.340
--------------------------------------------------------------------------------------------------

(A) Units under the series of contracts were first credited under the sub-account on October 13, 1997.

                          SUPPLEMENT DATED MAY 1, 2003

          Annuity Service Office                     Mailing Address
      500 Boylston Street, Suite 400              Post Office Box 55230
     Boston, Massachusetts 02116-3739        Boston, Massachusetts 02205-5230
              (617) 663-3000                        www.manulifeusa.com
              (800) 344-1029


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA," "WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


         - Contract values and annuity benefit payments are based upon sixty-five investment options. Sixty-three options are variable and two are fixed account options.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the variable account investment options of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "Variable Account"). Contract values may be allocated to, and transferred among, one or more of those variable account investment options.


         - Each variable account investment option's assets are invested in either (a) shares of a corresponding portfolio of a mutual fund, American Fund Insurance Series or (b) Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of the Manufacturers Investment Trust (the "TRUST"), a mutual fund. (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust. We will provide the contract owner ("you") with prospectuses for the American Fund Insurance Series and the Trust with this Prospectus.


         - We will add a "payment enhancement" to your contract for each payment that you make under your contract. Expenses for a contract which has a payment enhancement may be higher than the expenses for a contract which does not have a payment enhancement. The amount of the payment enhancement may, over time, be more than offset by the additional fees and charges associated with the payment enhancement.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in APPENDIX A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

         The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

General Information and History ..........................................................................      3
Performance Data..........................................................................................      3
Services
     Independent Auditors.................................................................................     16
     Servicing Agent......................................................................................     16
     Principal Underwriter................................................................................     16
Audited Financial Statements..............................................................................     17


                   The date of this Prospectus is May 1, 2003.

TABLE OF CONTENTS


SUMMARY...................................................   4
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT AND THE TRUST
     The Manufacturers Life Insurance Company (U.S.A.)....  17
     The Variable Account ................................  17
     The American Fund Insurance Series...................
     The Trust............................................  18
DESCRIPTION OF THE CONTRACT ..............................  25
   ACCUMULATION PERIOD PROVISIONS ........................  25
     Purchase Payments ...................................  25
     Payment Enhancements.................................  25
     Accumulation Units ..................................  27
     Value of Accumulation Units .........................  28
     Net Investment Factor ...............................  28
     Transfers Among Investment Options ..................  28
     Maximum Number of Investment Options.................  29
     Telephone Transactions ..............................  29
     Special Transfer Services - Dollar Cost Averaging....  29
     Asset Rebalancing Program............................  29
     Withdrawals..........................................  30
     Special Withdrawal Services - The Income Plan .......  31
     Death Benefit During the Accumulation Period.........  31
        In General........................................  31
        Amount of Death Benefit...........................  31
        Payment of Death Benefit..........................  32
   PAY-OUT PERIOD PROVISIONS .............................  33
     General .............................................  33
     Annuity Options .....................................  34
     Determination of Amount of the First Variable
     Annuity Benefit Payment..............................  35
     Annuity Units and the Determination of
     Subsequent Variable Annuity Benefit Payments ........  35
     Transfers During the Pay-Out Period .................  35
     Death Benefit During the Pay-Out Period..............  35
   OTHER CONTRACT PROVISIONS .............................  36
     Ten Day Right to Review .............................  36
     Ownership ...........................................  36
     Annuitant ...........................................  36
     Beneficiary .........................................  37
     Modification ........................................  37
     Company Approval ....................................  37
     Misstatement and Proof of Age, Sex or Survival.......  37
   FIXED ACCOUNT INVESTMENT OPTIONS.......................  37
     Securities Registration .............................  37
     Guarantee ...........................................  37
     Reinsurance .........................................  37
     Fixed Account Investment Options ....................  38
     Investment Accounts .................................  38
     Renewals ............................................  38
     Transfers ...........................................  38
     Withdrawals .........................................  38
     Loans ...............................................  39
     Fixed Annuity Options ...............................  39
   OPTIONAL BENEFITS......................................  39
     Annual Step Death Benefit ...........................  39
     Addition of the Annual Step Death Benefit
     to Existing Contracts................................  39
     Guaranteed Retirement Income Program II..............  40
     Guaranteed Earnings Multiplier.......................  43

CHARGES AND DEDUCTIONS ...................................  44
     Withdrawal Charges ..................................  44
     Waiver of Applicable Withdrawal Charge -
        Confinement to Eligible Nursing Home..............  44
     Contracts Sold Directly Without Payment
          of Any Sales Compensation.......................  44
     .....................................................  44
     Reduction or Elimination of Withdrawal Charges ......  45
     Administration Fees..................................  45
     Mortality and Expense Risks Charge ..................  46
     American Funds Subaccount Rider Charge ..............
     Taxes ...............................................  46
     Expense of Distributing the Contract ................  46
FEDERAL TAX MATTERS ......................................  47
   INTRODUCTION...........................................  47
   OUR TAX STATUS.........................................  47
   TAXATION OF ANNUITIES IN GENERAL ......................  47
       Tax Deferral During Accumulation Period ...........  47
        Non-Natural Owners ...............................  47
        Loss of Interest Deduction Where Contracts are
        Held by or for the Benefit of Certain Non Natural
        Persons...........................................  48
        Diversification Requirements .....................  48
        Ownership Treatment ..............................  48
        Delayed Pay-Out Periods ..........................  48
     Taxation of Partial and Full Withdrawals ............  49
     Taxation of Annuity Benefit Payments ................  49
     Taxation of Death Benefit Proceeds ..................  50
     Penalty Tax on Premature Distributions ..............  50
     Aggregation of Contracts ............................  50
   QUALIFIED RETIREMENT PLANS ............................  51
     Direct Rollovers ....................................  52
     Loans ...............................................  52
   FEDERAL INCOME TAX WITHHOLDING.........................  53
GENERAL MATTERS...........................................  53
     Performance Data.....................................  53
     Asset Allocation and Timing Services.................  53
     Restrictions Under The Texas Optional
     Retirement Program...................................  54
     Distribution of Contracts ...........................  54
     Contract Owner Inquiries.............................  54
     Confirmation Statements..............................  54
     Legal Proceedings ...................................  54
     Cancellation of Contract.............................  55
     Voting Interest......................................  55
     Reinsurance Arrangements.............................  55

APPENDIX A:  Special Terms................................  A-1
APPENDIX B:  Table of Accumulation Values.................  B-1
APPENDIX C:  Examples of Calculation of
             Withdrawal Charge............................  C-1
APPENDIX D:  State Premium Taxes..........................  D-1
APPENDIX E:  Examples of Payment Enhancement Calculations   E-1
APPENDIX F:  Qualified Plan Types ........................  F-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments to you (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan. The maximum age of an owner or annuitant for which a contract will be issued is age 80.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENTS LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each purchase payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total purchase payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13-month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.


INVESTMENT OPTIONS. Variable. There is no limit on the number of variable investment options to which you may allocate purchase payments. Currently, sixty-three Variable Account investment option are available under the contract. Each Variable Account investment option is a variable account investment option of the Variable Account that invests in Series II shares of the American Fund Insurance Series or in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares). A full description of each American Funds Insurance Series portfolio is in the accompanying prospectus for the American Funds Insurance Series. A full description of each portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each variable account investment option of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



         Fixed. There are two fixed account investment options, a one-year fixed account investment option and a DCA fixed investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



                                      * * *


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options (except as noted above). During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.


WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any annuitant (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

         The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit during the first nine contract years will be the greater of:

                  (a)      the contract value, (A) or

                  (b)      the excess of

                           -        the sum of all purchase payments over

                           -        the sum of any amounts deducted in
                                    connection with partial withdrawals.

After the ninth contract year, the death benefit will be the greater of:

                  (a)      the contract value, (A) or

                  (b)      the excess of:

                           -        the sum of all purchase payments over

                           -        the sum of any amounts deducted in
                                    connection with partial withdrawals or

                  (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


                  Annual Step Death Benefit. Effective July 31, 2000, you may elect the Annual Step Death Benefit at the time the contract is issued, and if the rider is available for sale in the state where the contract is sold. An additional fee is imposed for this death benefit. Election of the Annual Step Death Benefit is irrevocable.



         The fee for this benefit is 0.20% for contract issued prior to January 29, 2001 and on or after May 5, 2003 and 0.05% for contracts issued on or after January 29, 2001 and prior to May 5, 2003. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


         a)       the death benefit described above;

         b)       the Annual Step Death Benefit.

         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

         THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         Guaranteed Retirement Income Program II.


        (Not Available for Contracts Purchased on and After December 30, 2002)



          Guaranteed Retirement Income Program ("GRIP II") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP II. If GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payment provided by the GRIP II rider, we will pay the monthly annuity payment available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP II is available for new contracts issued on or after January 29, 2001 and prior to December 30, 2002. GRIP II is not available in all states.


Guaranteed Earnings Multiplier.

         Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. The GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is available for new contracts issued on or after January 29, 2001. GEM is not available in all states.


REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.


ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax-deferred treatment may be beneficial to contract owners in building assets in a long-term investment program. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

        Deferred sales load (withdrawal charge as percentage of purchase payments)

NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                    WITHDRAWAL CHARGE PERCENTAGE
           0                                                8.5%
           1                                                8.5%
           2                                                8.0%
           3                                                7.0%
           4                                                6.0%
           5                                                5.0%
           6                                                4.0%
           7                                                3.0%
           8                                                2.0%
           9+                                               0.0%


ANNUAL CONTRACT FEE...................................................................           $40(A)

TRANSFER FEE..........................................................................           None


(We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.)

(A) The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)


                                                                    Contracts
                                                                   Issued on or
                                                                   After May 5,                     Contracts     Contracts
                                                                    2003 with        Contracts     Issued on or     Issued
                                                                     American       Issued on or     After        Prior to
                                                                   Funds Series      After May     January 29,   January 29,
                                                                   Subaccounts        5, 2003        2001           2001
Mortality and expense risks fee...............................        1.25%            1.25%          1.25%          1.25%
Administration fee............................................        0.30%            0.30%          0.30%          0.30%
Subaccount Rider Fee..........................................        0.15%            0.00%
Total Separate Account Annual Expenses (With No Optional
Riders Reflected)                                                     1.70%            1.55%          1.55%          1.55%

Optional Annual Step Death Benefit Fee.................               0.20%            0.20%          0.05%          0.20%
Optional GEM Fee...............                                       0.20%            0.20%          0.20%           N/A

Total Separate Account Annual Expenses (With Annual Step
and GEM Optional Death Benefits Reflected).............               2.10%            1.95%          1.80%          1.75%

Optional GRIP II Fee                                                   N/A              N/A           0.45%*          N/A
(as a percentage of Income Base. Income Base is defined under
"Guaranteed Retirement Income Program II.")



         * The annual GRIP II Fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary. GRIP II is no longer available for contracts issued on or after December 30, 2002.



         Total Annual Portfolio Operating Expenses



         Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



Total Annual Portfolio Operating Expenses            Minimum             Maximum
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                  ______%             ______%



Example (A)



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



If you surrendered your contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) no payment enhancement but reflecting the maximum separate account annual expenses of 2.10%, (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.



For Contracts that invest in Series I Shares of the Trust



1 Year            3 Years           5 Years          10 Years
$___                $___              $___             $___

For Contracts that invest in Series II Shares of the Trust



1 Year            3 Years           5 Years          10 Years
$___               $___               $___             $___



If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 2.10% and a 5% annual return on assets.



For Contracts that invest in Series I Shares of the Trust



1 Year            3 Years           5 Years          10 Years
$___               $___               $___             $___



For Contracts that invest in Series II Shares of the Trust



1 Year            3 Years           5 Years          10 Years
$___                $___               $___             $___



         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.





         A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

         We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

A++ A.M. Best

Superior companies have a very strong ability to meet their obligations; 1st category of 16


AA+ Fitch



Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


AA+ Standard & Poor's
Very strong financial security characteristics; 2nd category of 21

Aa2 Moody's
Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust you select.
================================================================================

         The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

         The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has sixty-three variable account investment options. We reserve the right, subject to compliance with applicable law, to add other variable account investment options, eliminate existing variable account investment options, combine variable account investment options or transfer assets in one variable account investment option to another variable account investment option that we, or an affiliated company, may establish. We will not eliminate existing variable account investment options or combine variable account investment options without the prior approval of the appropriate state or federal regulatory authorities.


THE TRUST

================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================

         The assets of each variable account investment option of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002) of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences, Real Estate Securities and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS. Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of .35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).


         The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours.



         SUBADVISER                                             PORTFOLIO
A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                Aggressive Growth Trust

Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                U.S. Large Cap Value Trust
                                                                Income & Value Trust
                                                                Diversified Bond Trust

Davis Advisors                                                  Financial Services Trust
                                                                Fundamental Value Trust

The Dreyfus Corporation                                         All Cap Value Trust

Deutsche Asset Management, Inc.                                 Real Estate Securities Trust
                                                                Dynamic Growth Trust
                                                                All Cap Core Trust
                                                                Lifestyle Trusts (A)

Deutsche Asset Management                                       International Stock Trust
   Investment Services Ltd.

Fidelity Management & Research Company                          Strategic Opportunities Trust
                                                                Large Cap Growth Trust
                                                                Overseas Trust

Founders Asset Management LLC                                   International Small Cap Trust

Subadviser                                                      Portfolio

Franklin Advisers, Inc.                                         Emerging Small Company Trust

INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                Mid Cap Growth Trust

Jennison Associates LLC                                         Capital Appreciation Trust

Lord, Abbett & Co.                                              Mid Cap Value Trust

MFC Global Investment Management (U.S.A.) Limited               Pacific Rim Emerging Markets Trust
                                                                Quantitative Equity Trust
                                                                Quantitative Mid Cap Trust
                                                                Money Market Trust
                                                                Index Trusts
                                                                Lifestyle Trusts (A)
                                                                Balanced Trust

Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                Capital Opportunities Trust
                                                                Utilities Trust

Miller Anderson (B)                                             Value Trust
                                                                High Yield Trust

Munder Capital Management                                       Internet Technologies Trust

Pacific Investment Management Company                           Global Bond Trust
                                                                Total Return Trust

Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                Global Equity Trust

Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                Strategic Bond Trust

T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                Small Company Value Trust
                                                                Health Sciences Trust
                                                                Blue Chip Growth Trust
                                                                Equity-Income Trust

Templeton Investment Counsel, Inc.                              International Value Trust

UBS Global Asset Management                                     Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                              Growth & Income Trust
                                                                Investment Quality Bond Trust
                                                                Mid Cap Stock Trust


-----------------------------


(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.



(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust and the High Yield Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust and the High Yield Trust) using the name "Miller Anderson". Prior to May 1, 2002, Morgan Stanley Investments LP, an affiliate of MSIM, (formerly, Miller Anderson & Sherrerd LLP) was the sub-adviser to the Value Trust and High Yield Trust.



American Insurance Funds



For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



American Insurance Funds                             Growth Fund
                                                     International Fund
                                                     Blue Chip Income and Growth
                                                     Fund
                                                     Growth-Income Fund



The Portfolios of the Trust available under the Policies are as follows:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.


The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset,s under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.


The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.


The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index*, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE
Index")*.



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell
2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust Prospectus should be read carefully before allocating purchase payments to a variable account investment option.


For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



         American Insurance Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act. American Insurance Funds receive investment advisory services from Capital Research and Management Company ("CRMC"). Each of the American Insurance Funds has two classes of shares. Only Class 2 shares are available under the contracts. Class 2 shares are subject to a 0.25% Rule 12b-1 fee. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.



GROWTH FUND seeks growth over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investor seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



INTERNATIONAL FUND seeks growth over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



BLUE CHIP INCOME AND GROWTH FUND seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The funds invests primarily in common stocks of larger, more established companies based in the U.S.



GROWTH-INCOME FUND seeks growth and income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



         A full description of America Insurance Funds, including the investment objectives, policies and restrictions of each portfolio is contained in American Insurance Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.



         If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


================================================================================
You instruct us how to vote Trust shares.
================================================================================


         Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate in your contract application how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below). See "TELEPHONE TRANSACTIONS" below.

PAYMENT ENHANCEMENTS

================================================================================
We add 3% or more to each payment you make.
================================================================================

         When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.


         We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after May 5, 2003. Subsequent payments to contracts issued prior to May 5, 2003 continue to receive the payment enhancement rates in effect at the time of the issuance of the contract. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.



         The payment enhancement is a percentage of your purchase payment that varies (based on the cumulative amount of your purchase payments to the date of that payment) as follows:



------------------------------- ----------------------------------------------------------------------------------------------------
                             Payment Enhancement
------------------------------------------------------------------------------------------------------------------------------------
Cumulative        Guaranteed    Prior Promotional Rate   Prior Promotional Rate    Prior Promotional         Promotional
Purchase          Rate          (Contracts Issued on     (Contracts Issued on or   Rate (Contracts           Rate
                                or After January 1,      After June 21, 1999 but   Issued on or              (Contracts
Payments                        1999 but Prior to        Prior to January 29, or   After January 29,          Issued on
                                June 21, 1999)           2001)                     2001 but Prior to          or After
                                                                                   April 1, 2003)             May 5, 2003

Less than           3.0%          4.0%                     5.0%                      4.5%                      4.0%
$500,000
$500,000 or
more but less       4.0%          5.0%                     5.5%                      5.0%                      4.5%
than $2.5
million
$2.5 million        5.0%          6.0%                     6.0%                      5.5%                      5.0%
or more
---------------------------------------------------------------------------------------------------------------------------


An example of the calculation of the payment enhancement is set forth in APPENDIX F. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

         The Company expects to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.

         There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. The Company issues a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by the Company have no payment enhancement. These contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial adviser should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial adviser should consider the following factors:

         -        The length of time that you plan to own your contract

         -        The frequency, amount and timing of any partial surrenders

         -        The amount of your purchase payments

In addition, if you exercise your right to return the contract within 10 days of receiving it, we will recover the original amount of the payment enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. When the contract is issued as an individual retirement annuity under section 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

================================================================================
Using a Letter of Intent may permit you to receive a larger payment enhancement.
================================================================================

         Letter of Intent (not available in Oregon). The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required purchase payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a payment enhancement. The amount we may recover is the original amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement").

         IF THE VALUE OF SUCH ACCUMULATION UNITS DECLINES, WE WILL RECOVER THE FULL AMOUNT OF THE EXCESS PAYMENT ENHANCEMENT. THEREFORE, YOU BEAR THE RISK THAT IF YOUR LETTER OF INTENT IS NOT COMPLETED, THE VALUE OF YOUR CONTRACT MAY BE LESS THAN HAD YOUR LETTER OF INTENT NOT BEEN EXECUTED. IF THE AMOUNT RECOVERED EXCEEDS THE CONTRACT VALUE, WE RESERVE THE RIGHT TO TERMINATE YOUR CONTRACT WITHOUT VALUE. Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         The promotional rates applicable to the initial purchase payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

         IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice. (See Appendix G - "QUALIFIED PLAN TYPES").

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending (the "VALUATION PERIOD") upon the investment results of the investment options you select. The value of an accumulation unit for each variable account investment option was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor (described below) for such variable account investment option for the valuation period for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a variable account investment option from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period.

The net investment factor for each variable account investment option for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         Where (a) is:

         - the net asset value per share of a portfolio share held in the variable account investment option determined at the end of the current valuation period, plus

         - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the variable account investment option if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is the net asset value per share of a portfolio share held in the variable account investment option determined as of the end of the immediately preceding valuation period.

         Where (c) is a factor representing the charges deducted from the variable account investment option on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.55% (0.30% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

         During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently the Company imposes no charge for transfer requests. The first six transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


         There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment options until the amount in the variable account investment option from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM


         We administer an Asset Rebalancing Program, which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the variable account investment options. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable account investment options must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.


         Asset rebalancing will only be permitted on the following time schedules:

         -        quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, the contract will be canceled and we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $40 administration fee if applicable, any unpaid loans and any applicable withdrawal charge. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be determined as follows:

         - The death benefit during the first nine contract years will be the greater of:

         (a)      the contract value, (A) or

         (b)      the excess of

                  -        the sum of all purchase payments over

                  - the sum of any amounts deducted in connection with partial withdrawals.

                  - After the ninth contract year, the death benefit will be the greater of:

         (a)      the contract value, (A) or

         (b)      the excess of:

                  -        the sum of all purchase payments over

                  - the sum of any amounts deducted in connection with partial withdrawals, or

         (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


For contracts issued on and after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



         (i)      is equal to the Death Benefit prior to the withdrawal and

         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


         PAYMENT OF DEATH BENEFIT.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In this case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit. When calculating the spouse's death benefit, the anniversary values on the last day of each contract year prior to the first owner's death will be zero for purposes of calculating the optional Annual Step Death Benefit. The amount of the optional enhanced Death Benefit will be based on the surviving spouse's age at the time of reregistration of the contract with the spouse of the owner of the contract.

         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which must begin within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

                            PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the date dividing the accumulation period from the pay-out period). The maturity date is the date specified on the contract specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. See APPENDIX E for contracts issued in Pennsylvania. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date.

         Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

         OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant.

         Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: -JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

         Variable annuity benefit payments subsequent to the first will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

         The value of an annuity unit for each variable account investment option for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that variable account investment option (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING THE PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one variable account investment option to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the variable account investment option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

         No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. The maximum age of an owner for which a contract will be issued is age 80. Prior to the maturity date, the contract owner is the person designated in the specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

         Any change of ownership or assignment must be made in writing. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the specifications page or in the application, unless changed. The maximum age of an annuitant for which a contract will be issued is age 80.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

           FIXED ACCOUNT INVESTMENT OPTIONS (NOT AVAILABLE IN OREGON)

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed account investment options of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

         FIXED ACCOUNT INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). If a contract is issued with GRIP II in the state of Washington, the fixed account investment options, including the DCA fixed investment account, will not be offered as investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the fixed account investment option for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



         Investment Accounts. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. A one-year fixed account investment option is available under the contract. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         RENEWALS. At the end of a guarantee period, you may establish a new fixed account investment option with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

         TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the fixed account investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS" (see "Federal Tax Matters - Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

                                OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT


         For contracts issued on or after January 29, 2001, you may elect the optional Annual Step Death Benefit, if the optional benefit is available for sale in the state where the contract is sold. Election of this optional benefit can only be made at issue, is irrevocable and an additional annual fee of
 0.20% (0.05% for contracts issued prior to May 5, 2003) is imposed for this death benefit. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


a)   the death benefit described above; and

b)   the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

For Contracts Issued after JANUARY 15, 2002, for purposes of calculating the Annual Step Death Benefit payable under the contract, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:

(i) is equal to the Annual Step Death Benefit payable prior to the withdrawal, and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted above under "Death Benefit During the Accumulation Period - Payment of Death Benefit," if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including The Annual Step Death Benefit) as the new owner.

ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO EXISTING CONTRACTS. Contracts issued on or after July 31, 2000 but prior to January 29, 2001 were issued with an Annual Step Death Benefit if the contract owner elected this benefit. The Annual Step Death Benefit may not be added to these contracts after the issue date of the contract. The Annual Step Death Benefit may be added to contracts issued prior to July 31, 2000 subject to the restrictions set forth below. Election of this benefit is irrevocable. With respect to all such contracts (sometimes collectively referred to as "EXISTING CONTRACTS"), the Annual Step Death Benefit is the same as the Annual Step Death Benefit described above except that the annual fee for the benefit is 0.20%.

The offer to add the optional Annual Step Death Benefit to Existing Contracts issued prior to July 31, 2000 terminated on December 31, 2001.

          IF THE OLDEST OWNER IS AGE 80 OR OLDER ON THE EFFECTIVE DATE OF THE ANNUAL STEP DEATH BENEFIT, THE ANNUAL STEP DEATH BENEFIT IS ZERO. Therefore, if the oldest owner of a contract is age 80 or older, the Annual Step Death Benefit should not be added.

         We believe that the addition of the Annual Step Death Benefit to Existing Contracts as described above will not be a taxable event for Federal tax purposes; however, if you are considering this offer you should consult a tax adviser.

         Owners of Existing Contracts issued in connection with qualified retirement plans, including IRAs, who wish to add the Annual Step Benefit rider to their contracts should consider the effects that the death benefit may have on their plans (see APPENDIX G "Qualified Plan Types" to this prospectus). Please consult your tax advisor.

         THE ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST OF A SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME PROGRAM II


(Not Available for Contracts Purchased on and after December 30, 2002)



         Effective January 29, 2001 and prior to December 30, 2002, contracts may be issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elect GRIP II and if GRIP II is available for sale in the state where the contract is sold. If the contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.


         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         INCOME BASE The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         GROWTH FACTOR INCOME BASE. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-    An Income Base reduction is on a pro rata basis and is equal to (i) times
     (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

                  EXERCISE OF GRIP II

         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP II is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

         Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor and see "FEDERAL TAX MATTERS - Qualified Retirement Plans" below.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)


         Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


------------------------------------------------------------------------------------------------------------
    Contract
 Anniversary at                                                    Annual Income
Exercise of GRIP                                            ---------------------------        Annual Income
        II           Account Value    Income Base           Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
        10             $ 90,000         $179,085            $ 8,651            $12,013            $12,013
------------------------------------------------------------------------------------------------------------
        15             $105,000         $239,656            $11,088            $18,406            $18,406
------------------------------------------------------------------------------------------------------------
        20             $120,000         $320,714            $13,824            $27,979            $27,979
------------------------------------------------------------------------------------------------------------


Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


------------------------------------------------------------------------------------------------------------
    Contract
 Anniversary at                                                   Annual Income
Exercise of GRIP                                            ---------------------------        Annual Income
       II            Account Value    Income Base           Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
       10             $ 90,000         $179,085             $ 7,063           $ 9,284           $ 9,284
------------------------------------------------------------------------------------------------------------
       15             $105,000         $239,656             $ 8,681           $13,574           $13,574
------------------------------------------------------------------------------------------------------------
       20             $120,000         $320,714             $10,253           $19,358           $19,358
------------------------------------------------------------------------------------------------------------


                             TERMINATION OF GRIP II

         GRIP II will terminate upon the earliest to occur of:

         (a)      the contract anniversary immediately prior to the oldest
                       annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIP II.

         THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

                     GRIP II FEE

         The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                      * * *

         GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

GUARANTEED EARNINGS MULTIPLIER


         Effective January 29, 2001, contracts may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. The With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%.


         Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

         If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(iii)    is equal to the GEM benefit prior to the withdrawal and

(iv) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

                        TERMINATION OF GEM

         GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

         The election of GEM on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

         GEM FEE

 The annual fee for GEM is 0.20% as a percentage of average account value.

                             CHARGES AND DEDUCTIONS


         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states (See Appendix D). In addition, there are deductions from and expenses paid out of the assets of the Trust that are described in the accompanying Prospectuses of the Trust. For information on the GRIP II Rider Fee, see "Guaranteed Retirement Income Program II" above.


WITHDRAWAL CHARGES

================================================================================
A charge of up to 8 1/2% is deducted from some withdrawals.
================================================================================

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than nine complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than nine complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASED PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

   NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                           WITHDRAWAL CHARGE PERCENTAGE
              0                                                    8.5%
              1                                                    8.5%
              2                                                    8.0%
              3                                                    7.0%
              4                                                    6.0%
              5                                                    5.0%
              6                                                    4.0%
              7                                                    3.0%
              8                                                    2.0%
              9+                                                   0.0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


          For contracts issued on and after April 1, 2003, upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated.


         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see APPENDIX C.


Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home



   For contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:



(a) the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;

(b) the confinement began at least one year after the contract date;

(c) confinement was prescribed by an "physician";

(d) both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;

(e) the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.



              An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physician; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.



              A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

              "Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."



              The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty. See "Federal Tax Matters."


REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account.

         We will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

================================================================================
We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks, assuming no optional riders are elected.
================================================================================

         A daily fee in an amount equal to 0.30% of the value of each variable account investment options on an annual basis is deducted from each variable account investment option as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options.

         Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract that cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the variable account investment options a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


AMERICAN FUNDS SUBACCOUNT RIDER CHARGE



         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.


TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.


         CONTRACTS SOLD DIRECTLY WITHOUT PAYMENT OF ANY SALES COMPENSATION



         The contract may be sold directly to certain individuals under various circumstances that do not involve payment of any sales compensation to a registered representative. In such case, we will credit the contract with an additional 4.5% of the purchase payment. (However, the amount of the payment enhancement and the credit may not exceed 9.0% of the purchase payment. Therefore, if the payment enhancement exceeds 4.5%, the amount of the credit will be reduced so that the total of the payment enhancement and the credit equals 9.0% of the purchase payment.) (Effective May 5, 2003, we will credit the contract with an additional 3.0% of the purchase payment. However, the payment enhancement and credit may not exceed 7.5% of the purchase payment) We anticipate applying for SEC exemptive relief to retain the amount by which the sum of the payment enhancement and the credit exceeds the amount of the applicable withdrawal charge if the contract owner redeems his contract within two years of the contract being credited with this amount. The following classes of individuals are eligible for this credit:



(a) officers, directors or employees (or a relative thereof) of Manulife USA, Manulife, the Trust or any of their affiliates, and



(b) employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that:
(x) have a sales agreements with The Manufacturers Life Insurance Company (U.S.A.) and its principal underwriter, Manulife Financial Securities LLC, to sell the contracts and (y) have approved the payment of the credit to their employees and registered representatives.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, we make no guarantee regarding any tax treatment -- federal, state, or local -- of any contract or of any transaction involving a contract.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular variable account investment options of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity option selected).

         In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit distributions prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the distribution is:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner's becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear;

however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

                           QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX G to this Prospectus. In particular, as noted in APPENDIX G, you should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse taxes income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some distributions for federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

================================================================================
We may advertise our investment performance.
================================================================================

PERFORMANCE DATA

         Each of the variable account investment options may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY VARIABLE ACCOUNT INVESTMENT OPTION. The variable account investment options may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant variable account investment option of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures may be quoted including figures that do not assume redemption at the end of the time period. Non-standardized figures also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust from the date the applicable variable account investment option of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay brokers-dealers to sell the Contracts.
================================================================================

         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES


         Your inquiries should be directed to our Annuity Service Office at P.O. Box 55230, Boston, Massachusetts 02205-5230.


CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above, we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

ANNUITY OPTION - The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.


ANNUITY SERVICE OFFICE - The address of our Annuity Service Office is: P.O. Box 55230, Boston, Massachusetts 02205- 5230.


ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specification page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - The anniversary of the contract date.

CONTRACT DATE - The date of issue of the contract.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All our assets other than assets in separate accounts.

INVESTMENT ACCOUNT - An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE - The value of your allocation to an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed. The maximum issue age is 80.

PAYMENT ENHANCEMENT - The amount in addition to your payment that we add to your contract at the time you make a purchase payment.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.


Portfolio - A separate investment portfolio of the Trust, the American Insurance Funds or Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.


PURCHASE PAYMENT - An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

[need to be updated]


                          TABLE OF ACCUMULATION VALUES
         (NOT REFLECTING THE GRIP II, GEM, OR ANNUAL STEP DEATH BENEFIT)


------------------------------------------------------------------------------------
                               UNIT VALUE AT     UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT             START OF YEAR(A)    END OF YEAR        AT END OF YEAR
------------------------------------------------------------------------------------
Internet Technologies
2000                            $ 12.500000         6.958782          1,928,784.346
2001                               6.958782         3.693226          2,239,992.840
------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                            $ 12.500000      $  7.956465             24,331.413
1998                               7.956465         7.472906            100,759.865
1999                               7.472906        11.984246          1,419,029.854
2000                              11.984246         8.924717          1,689,415.597
2001                               8.924717         7.154529          1,204,917.210
------------------------------------------------------------------------------------
Telecommunications
2001                            $ 12.500000      $  7.847530             218990.814
------------------------------------------------------------------------------------
Science & Technology
1997                            $ 12.500000      $ 10.983380            156,835.597
1998                              10.983380        15.499402            867,806.448
1999                              15.499402        30.445751          6,241,520.234
2000                              30.445751        19.767418         12,915,806.367
2001                              19.767418        11.432929         10,956,173.116
------------------------------------------------------------------------------------
International Small Cap
1997                            $ 12.500000      $ 11.841960             71,206.249
1998                              11.841960        13.042850            306,704.670
1999                              13.042850        23.749328            744,862.852
2000                              23.749328        16.566096          2,517,221.287
2001                              16.566096        11.237365          1,890,752.520
------------------------------------------------------------------------------------
Health Sciences
2001                            $ 12.500000      $ 13.399749            629,383.581
------------------------------------------------------------------------------------
Aggressive Growth
1997                            $ 12.500000      $ 11.595531             66,641.217
1998                              11.595531        11.910371            318,767.400
1999                              11.910371        15.594503          1,500,019.874
2000                              15.594503        15.815609          6,158,356.010
2001                              15.815609        11.525066          5,299,654.662
------------------------------------------------------------------------------------
Emerging Small Company
1997                            $ 12.500000      $ 13.088401             88,228.592
1998                              13.088401        12.896270            447,688.130
1999                              12.896270        22.035674            918,232.537
2000                              22.035674        20.764734          3,242,423.719
2001                              20.764734        15.895834          2,759,819.188
------------------------------------------------------------------------------------
Small Company Blend
1999                            $ 12.500000      $ 15.906411            729,933.633
2000                              15.906411        12.570556          1,799,228.616
2001                              12.570556      $ 12.090352          2,118,010.196
------------------------------------------------------------------------------------
Dynamic Growth
2000                            $ 12.500000      $  7.899193          3,937,815.503
2001                               7.899193         4.647016          4,546,109.014
------------------------------------------------------------------------------------
Mid Cap Growth
2001                            $ 12.500000      $ 10.361265            390,250.662
------------------------------------------------------------------------------------
Mid Cap Opportunities
2001                            $ 12.500000      $ 10.480032            142,848.616
------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                               UNIT VALUE AT      UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT             START OF YEAR(A)     END OF YEAR        AT END OF YEAR
-------------------------------------------------------------------------------------
Mid Cap Stock
1999                            $ 12.500000       $ 12.471106           751,641.942
2000                              12.471106         11.792364         2,050,855.249
2001                              11.792364         10.333419         2,559,840.498
-------------------------------------------------------------------------------------
All Cap Growth
1997                            $ 12.500000       $ 12.153015           185,064.437
1998                              12.153015         15.351927         1,055,511.533
1999                              15.351927         21.871173         3,396,125.049
2000                              21.871173         19.211930         8,283,310.084
2001                              19.211930         14.417921         7,107,575.219
-------------------------------------------------------------------------------------
Financial Services
2001                            $ 12.500000       $ 11.512580           309,851.838
-------------------------------------------------------------------------------------
Overseas
1997                            $ 12.500000       $ 11.688584            97,919.266
1998                              11.688584         12.423604           463,080.520
1999                              12.423604         17.203799         1,613,874.381
2000                              17.203799         13.768330         4,749,264.278
2001                              13.768330         10.695465         3,988,580.568
-------------------------------------------------------------------------------------
International Stock
1997                            $ 12.500000       $ 11.346605            78,202.593
1998                              11.346605         12.838403           357,481.534
1999                              12.838403         16.397239         1,046,739.325
2000                              16.397239         13.470191         2,449,905.522
2001                              13.470191         10.405088         2,311,974.007
-------------------------------------------------------------------------------------
International Value
1999                            $ 12.500000       $ 12.847324           644,472.090
2000                              12.847324         11.832776         1,730,753.878
2001                              11.832776         10.487935         1,904,560.860
-------------------------------------------------------------------------------------
All Cap Value
2001                            $ 12.500000       $ 12.481529           234,580.480
-------------------------------------------------------------------------------------
Capital Appreciation
2000                            $ 12.500000       $ 10.942940             8,808.809
2001                              10.942940          8.789532           410,617.750
-------------------------------------------------------------------------------------
Strategic Opportunities
1997                            $ 12.500000       $ 12.479231           339,520.345
1998                              12.479231         13.443090         1,557,309.071
1999                              13.443090         16.909177         4,471,998.278
2000                              16.909177         15.588834         6,981,029.014
2001                              15.588834         13.006127         6,742,759.250
-------------------------------------------------------------------------------------
Quantitative Mid Cap
2001                            $ 12.500000       $ 10.094110            46,229.845
-------------------------------------------------------------------------------------
Global Equity
1997                            $ 12.500000       $ 12.616506           195,153.440
1998                              12.616506         13.944724         1,124,988.705
1999                              13.944724         14.232856         2,778,245.240
2000                              14.232856         15.723185         2,821,568.872
2001                              15.723185         12.988963          261,6085.594
-------------------------------------------------------------------------------------
Strategic Growth
2001                            $ 12.500000       $ 10.905675           534,087.877
-------------------------------------------------------------------------------------
All Cap Core
1997                            $ 12.500000       $ 12.257373           208,996.758
1998                              12.257373         14.929659           995,527.438
1999                              14.929659         20.209678         4,080,687.304
2000                              20.209678         14.469646         8,064,385.754
2001                              14.469646         11.201832         6,084,619.828
-------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                               UNIT VALUE AT     UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT             START OF YEAR(A)    END OF YEAR        AT END OF YEAR
------------------------------------------------------------------------------------
Large Cap Growth
1997                            $ 12.500000       $ 12.605559            19,303.997
1998                              12.605559         14.785253           191,996.850
1999                              14.785253         18.238886         2,373,174.541
2000                              18.238886         15.400808         6,809,885.508
2001                              15.400808         12.461213         6,562,504.856
------------------------------------------------------------------------------------
Capital Opportunities
2001                            $ 12.500000       $ 10.588948           515,544.572
------------------------------------------------------------------------------------
Quantitative Equity
1997                            $ 12.500000       $ 12.572103            66,662.192
1998                              12.572103         15.640646           291,663.784
1999                              15.640646         18.834509         1,707,382.198
2000                              18.834509         19.714449         3,794,635.752
2001                              19.714449         14.954450         3,290,550.053
------------------------------------------------------------------------------------
Blue Chip Growth
1997                            $ 12.500000       $ 12.831858           373,367.759
1998                              12.831858         16.234822         3,048,540.169
1999                              16.234822         19.091275        10,866,171.119
2000                              19.091275         18.279370        17,641,988.783
2001                              18.279370         15.367363        15,305,956.132
------------------------------------------------------------------------------------
Utilities
2001                            $ 12.500000       $  9.250000           244,504.860
------------------------------------------------------------------------------------
Real Estate Securities
1997                            $ 12.500000       $ 13.563334            59,872.571
1998                              13.563334         11.158599           255,677.706
1999                              11.158599         10.107930           441,160.221
2000                              10.107930         12.511528           883,569.702
2001                              12.511528         12.705913         1,226,429.009
------------------------------------------------------------------------------------
Small Company Value
1997                            $ 12.500000       $ 11.893914            44,766.859
1998                              11.893914         11.157770           660,344.943
1999                              11.157770         11.864553           896,371.171
2000                              11.864553         12.375754         1,032,905.197
2001                              12.375754         12.980850         1,949,756.931
------------------------------------------------------------------------------------
Mid Cap Value
2001                            $ 12.500000       $ 12.953850           816,529.821
------------------------------------------------------------------------------------
Value
1997                            $ 12.500000       $ 12.435876           298,712.666
1998                              12.435876         12.033566         1,262,760.931
1999                              12.033566         11.517818          1,929431.464
2000                              11.517818         14.127502         2,384,540.116
2001                              14.127502         14.384678         4,020,291.786
------------------------------------------------------------------------------------
Tactical Allocation
2000                            $ 12.500000         11.978173           681,228.844
2001                              11.978173         10.214321         1,240,468.132
------------------------------------------------------------------------------------
Fundamental Value
2001                            $ 12.500000       $ 11.608415         1,333,345.237
------------------------------------------------------------------------------------
Growth & Income
1997                            $ 12.500000       $ 12.692204           778,391.503
1998                              12.692204         15.811724         4,876,965.282
1999                              15.811724         18.506889        16,148,311.797
2000                              18.506889         16.924924        23,453,262.001
2001                              16.924924         14.783474       20,745,941.5436
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                               UNIT VALUE AT     UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT            START OF YEAR(A)    END OF YEAR        AT END OF YEAR
-----------------------------------------------------------------------------------
U.S. Large Cap Value
1999                            $ 12.500000       $ 12.70863          3,259,257.566
2000                              12.70863          12.862059         6,201,104.761
2001                              12.862059         12.340662         6,796,334.417
-----------------------------------------------------------------------------------
Equity-Income
1997                            $ 12.500000       $ 13.251413           411,414.749
1998                              13.251413         14.249466         2,050,162.371
1999                              14.249446         14.507362         5,176,955.371
2000                              14.507362         16.140990         5,986,440.689
2001                              16.140990         16.096393         7,841,274.999
-----------------------------------------------------------------------------------
Income & Value
1997                            $ 12.500000       $ 12.705736            59,162.304
1998                              12.705736         14.398732           277,338.588
1999                              14.398732         15.408317         1,754,763,785
2000                              15.408317         15.921242         2,227,060.812
2001                              15.921242         15.828793         2,843,643.958
-----------------------------------------------------------------------------------
Balanced
1997                            $ 12.500000       $ 12.798613           155,469.589
1998                              12.798613         14.397307           705,998.837
1999                              14.397307         13.941569         1,864,061.244
2000                              13.941569         12.446809         2,035,162.992
2001                              12.446809         11.004909         2,096,977.087
-----------------------------------------------------------------------------------
High Yield
1997                            $ 12.500000       $ 12.864277           205,432.892
1998                              12.864277         13.018749         1,187,037.940
1999                              13.018749         13.844359         2,124,866.783
2000                              13.844359         12.409523         2,688,001.223
2001                              12.409523         11.548229         2,783,660.971
-----------------------------------------------------------------------------------
Strategic Bond
1997                            $ 12.500000       $ 12.793187           201,747.245
1998                              12.793187         12.761400         1,279,415.503
1999                              12.761400         12.844300         1,957,762.473
2000                              12.844300         13.581019         2,239,398.820
2001                              13.581019         14.205813         2,143,847.244
-----------------------------------------------------------------------------------
Global Bond
1997                            $ 12.500000       $ 12.850434            45,990.746
1998                              12.850434         13.615563           184,398.545
1999                              13.615563         12.511533           554,822.837
2000                              12.511533         12.526713           729,483.838
2001                              12.526713         12.397792           584,519.191
-----------------------------------------------------------------------------------
Total Return
1999                            $ 12.500000       $ 12.243486         1,482,395.274
2000                              12.243486         13.370675         3,738,958.407
2001                              13.370675         14.254028         6,407,508.433
------------------------------------------------------------------------------------
Investment Quality Bond
1997                            $ 12.500000       $ 12.932971            75,627.863
1998                              12.932971         13.845626           795,132.846
1999                              13.845626         13.388502         2,117,952.360
2000                              13.388502         14.422789         2,573,832.905
2001                              14.422789         15.240703         3.589,399.506
-----------------------------------------------------------------------------------
Diversified Bond
1997                            $ 12.500000       $ 12.768031            25,278.234
1998                              12.768031         13.914540           162,214.705
1999                              13.914540         13.798700           782,445.430
2000                              13.798700         14.989755         1,367,338.526
2001                              14.989755         15.803857           2281380.429
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                UNIT VALUE AT     UNIT VALUE AT      NUMBER OF UNITS
      SUB-ACCOUNT             START OF YEAR(A)    END OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------
U.S. Government Securities
1997                            $ 12.500000       $ 12.898929             49,384.296
1998                              12.898929         13.651980            558,901.273
1999                              13.651980         13.411398          1,669,225.469
2000                              13.411398         14.641155          2,104,301.272
2001                              14.641155         15.428294          3,925,937.510
------------------------------------------------------------------------------------
Money Market
1997                            $ 12.500000       $ 12.682927            431,878.733
1998                              12.682927         13.123053          1,949,743.402
1999                              13.123053         13.515626          9,877,862.311
2000                              13.515626         14.090782         10,380,387.611
2001                              14.090782         14.370287         15,483,458.333
------------------------------------------------------------------------------------
Small Cap Index
2000                            $ 12.500000       $ 11.584805            145,547.544
2001                              11.58405          11.576533            396,856.235
------------------------------------------------------------------------------------
International Index
2000                            $ 12.500000       $ 11.156110            191,428.159
2001                              11.156110          8.522331            288,177.051
------------------------------------------------------------------------------------
Mid Cap Index
2000                            $ 12.500000       $ 13.258777            266,761.945
2001                              13.258777         12.826946           577,732.443
------------------------------------------------------------------------------------
Total Stock Market Index
2000                            $ 12.500000       $ 11.131148            570,701.295
2001                              11.131148          9.708403            768,745.242
------------------------------------------------------------------------------------
500 Index
2000                            $ 12.500000       $ 11.189592          1,351,791,127
2001                              11.189592          9.653637           3091,176.108
------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                            $ 12.500000       $ 12.184094             54,685.065
1998                              12.184094         12.579492            369,032.152
1999                              12.579492         14.195565            832,851.584
2000                              14.195565         13.263783          1,664,008.412
2001                              13.263783         11.272948          2,043,538.746
------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                            $ 12.500000       $ 12.418021            722,945.165
1998                              12.418021         12.985550          2,996,409.085
1999                              12.985550         14.903883          4,346,394.820
2000                              14.903883         14.237879          6,749,479.206
2001                              14.237879         12.750370          8,372,800.976
------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                            $ 12.500000       $ 12.545543             819161.076
1998                              12.545543         13.059244          3,939,117.609
1999                              13.059244         14.456141          5,729,759.654
2000                              14.456141         14.594658          7,621,122.439
2001                              14.594658         13.682573          9,273,002.764
------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                            $ 12.500000       $ 12.686656            107,584.170
1998                              12.686656         13.711730          1,295,671.881
1999                              13.711730         14.566774          2,395,187.413
2000                              14.566774         14.954083          2,599,476.266
2001                              14.954083         14.561752          3,127,339.081
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                               UNIT VALUE AT     UNIT VALUE AT  NUMBER OF UNITS
      SUB-ACCOUNT            START OF YEAR(A)  END OF YEAR      AT END OF YEAR
-----------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                            $ 12.500000        $ 12.839861            47,679.118
1998                              12.839861          13.933826           839,361.780
1999                              13.933826          14.296546         1,593,352.835
2000                              14.296546          15.160940         1,562,852.758
2001                              15.160940          15.407658         2,000,112.909
-----------------------------------------------------------------------------------

         (A) Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:

                  Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.

                  Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                  Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

                  Capital Appreciation Trust where units were first credited on November 1, 2000. Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                          TABLE OF ACCUMULATION VALUES
          (REFLECTING THE GRIP II, GEM, AND ANNUAL STEP DEATH BENEFIT)


-----------------------------------------------------------------------------------
                                UNIT VALUE AT    UNIT VALUE AT     NUMBER OF UNITS
      SUB-ACCOUNT               START OF YEAR(A)   END OF YEAR      AT END OF YEAR
-----------------------------------------------------------------------------------
Internet Technologies             $  12.500000     $ 5.766322        113,931.414
2001
-----------------------------------------------------------------------------------
Pacific Rim Emerging Markets      $  12.500000     $ 9.962106          5,232.701
2001
-----------------------------------------------------------------------------------
Telecommunications                $  12.500000     $ 7.834309         89,110.447
2001
-----------------------------------------------------------------------------------
Science & Technology              $  12.500000     $ 6.384603        856,271.193
2001
-----------------------------------------------------------------------------------
International Small Cap           $  12.500000     $ 8.677144        129,049.141
2001
-----------------------------------------------------------------------------------
Health Sciences                   $  12.500000     $13.377271        201,378.698
2001
-----------------------------------------------------------------------------------
Aggressive Growth                 $  12.500000     $ 9.004226        383,969.297
2001
-----------------------------------------------------------------------------------
Emerging Small Company            $  12.500000     $ 9.070108        262,187.415
2001
-----------------------------------------------------------------------------------
Small Company Blend               $  12.500000     $10.662451        188,906.971
2001
-----------------------------------------------------------------------------------
Dynamic Growth                    $  12.500000     $ 6.269929        363,236.086
2001
-----------------------------------------------------------------------------------
Mid Cap Growth                    $  12.500000     $10.343827        132,998.639
2001
-----------------------------------------------------------------------------------
Mid Cap Opportunities             $  12.500000     $10.462406         84,845.853
2001
-----------------------------------------------------------------------------------
Mid Cap Stock                     $  12.500000     $10.626573        377,123.000
2001
-----------------------------------------------------------------------------------
All Cap Growth                    $  12.500000     $  8.84073        782,841.739
2001
-----------------------------------------------------------------------------------
Financial Services                $  12.500000     $11.493242        150,906.700
2001
-----------------------------------------------------------------------------------
Overseas                          $  12.500000     $  9.67622        168,274.446
2001
-----------------------------------------------------------------------------------
International Stock               $  12.500000     $ 9.653655        213,338.526
2001
-----------------------------------------------------------------------------------
International Value               $  12.500000     $11.105217        223,671.152
2001
-----------------------------------------------------------------------------------
All Cap Value                     $  12.500000     $12.460579         91.709.327
2001
-----------------------------------------------------------------------------------
Capital Appreciation              $  12.500000     $  9.42054        206.666.420
2001
-----------------------------------------------------------------------------------
Strategic Opportunities           $  12.500000     $ 9.866815        529,537.128
2001
-----------------------------------------------------------------------------------
Quantitative Mid Cap              $  12.500000     $10.077137         22,952.183
2001
-----------------------------------------------------------------------------------
Global Equity                     $  12.500000     $10.503647        250,396.992
2001
-----------------------------------------------------------------------------------
Strategic Growth                  $  12.500000     $10.887341        323,912.196
2001
-----------------------------------------------------------------------------------
All Cap Core                      $  12.500000     $ 9.146718        328,102.911
2001
-----------------------------------------------------------------------------------
Large Cap Growth                  $  12.500000     $  9.90723        579,502.210
2001
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                UNIT VALUE AT    UNIT VALUE AT  NUMBER OF UNITS
      SUB-ACCOUNT              START OF YEAR(A)   END OF YEAR   AT END OF YEAR
-----------------------------------------------------------------------------------
Capital Opportunities             $  12.500000   $  10.571147         170,803.278
2001
-----------------------------------------------------------------------------------
Quantitative Equity               $  12.500000   $   9.240305         350,722.046
2001
-----------------------------------------------------------------------------------
Blue Chip Growth                  $  12.500000   $  10.323946         979,632.253
2001
-----------------------------------------------------------------------------------
Utilities                         $  12.500000   $   9.234447         138,460.267
2001
-----------------------------------------------------------------------------------
Real Estate Securities            $  12.500000   $  12.813379         142,336.817
2001
-----------------------------------------------------------------------------------
Small Company Value               $  12.500000   $  12.909289         382,033.929
2001
-----------------------------------------------------------------------------------
Mid Cap Value                     $  12.500000   $  12.932106         462,766.077
2001
-----------------------------------------------------------------------------------
Value                             $  12.500000   $  12.239648         365,985.966
2001
-----------------------------------------------------------------------------------
Tactical Allocation               $  12.500000   $  10.321521         505,460.628
2001
-----------------------------------------------------------------------------------
Fundamental Value                 $  12.500000   $  11.588922         536,341.153
2001
-----------------------------------------------------------------------------------
Growth & Income                   $  12.500000   $  10.683054       1,258,235.424
2001
-----------------------------------------------------------------------------------
U.S. Large Cap Value              $  12.500000   $   11.48988         839,168.430
2001
-----------------------------------------------------------------------------------
Equity-Income                     $  12.500000   $  12.431003         887,859.440
2001
-----------------------------------------------------------------------------------
Income & Value                    $  12.500000   $  12.016868         264,001.658
2001
-----------------------------------------------------------------------------------
Balanced                          $  12.500000   $  10.543217          89,878.616
2001
-----------------------------------------------------------------------------------
High Yield                        $  12.500000   $  10.900449         168,652.436
2001
-----------------------------------------------------------------------------------
Strategic Bond                    $  12.500000   $  12.967269         246,560.893
2001
-----------------------------------------------------------------------------------
Global Bond                       $  12.500000   $  12.446362          59,230.223
2001
-----------------------------------------------------------------------------------
Total Return                      $  12.500000   $  13.302764       1,198,005.819
2001
-----------------------------------------------------------------------------------
Investment Quality Bond           $  12.500000   $  13.073356         480,844.138
2001
-----------------------------------------------------------------------------------
Diversified Bond                  $  12.500000   $  13.029001         407,304.883
2001
-----------------------------------------------------------------------------------
U.S. Government Securities        $  12.500000   $  13.081938         573,570.977
2001
-----------------------------------------------------------------------------------
Money Market                      $  12.500000   $  12.679643       2,126,685.476
2001
-----------------------------------------------------------------------------------
Small Cap Index                   $  12.500000   $  11.889003         45,673.534
2001
-----------------------------------------------------------------------------------
International Index               $  12.500000   $   9.670086         187,745.232
9/30/2001
-----------------------------------------------------------------------------------
Mid Cap Index                     $  12.500000   $  11.881892         80,112.825
2001
-----------------------------------------------------------------------------------
Total Stock Market Index          $  12.500000   $  10.504899         59,444.747
2001
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                UNIT VALUE AT    UNIT VALUE AT      NUMBER OF UNITS
       SUB-ACCOUNT             START OF YEAR(A)   END OF YEAR       AT END OF YEAR
-----------------------------------------------------------------------------------
500 Index                         $ 12.500000    $  10.431377         514,816.261
2001
---------------------------------------------------------------------------------
Lifestyle Aggressive 1000         $ 12.500000    $  10.344632         191,039.669
2001
---------------------------------------------------------------------------------
Lifestyle Growth 820              $ 12.500000    $  10.918093         857,297.939
2001
---------------------------------------------------------------------------------
Lifestyle Balanced 640            $ 12.500000    $  11.493504       1,321,348.789
2001
---------------------------------------------------------------------------------
Lifestyle Moderate 460         $  12.500000     $  12.006535         284,407.391
2001
---------------------------------------------------------------------------------
Lifestyle Conservative 280     $  12.500000     $  12.584297         158,202.102
2001
---------------------------------------------------------------------------------

(A) Units under the series of contracts were first credited under the sub-account on January 29, 2001.

                                   APPENDIX C

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume:

         -        a single payment of $50,000 is made,

         - a 3% payment enhancement of $1,500 is credited to contract value,

         - no additional payments are made and there are no partial withdrawals.

The table below illustrates five examples of the withdrawal charges that would be imposed if the contract were completely withdrawn. All contract values are hypothetical.


Contract    Hypothetical   Free Withdrawal    Payments     Withdrawal Charge
Year       Contract Value     Amount         Liquidated   Percent      Amount
--------------------------------------------------------------------------------
 2          $  55,000         $   5,000(a)    $  50,000    8.50%      $  4,250
--------------------------------------------------------------------------------
 4          $  50,500         $   5,000(b)    $  45,500    7.00%      $  3,185
--------------------------------------------------------------------------------
 6          $  60,000         $  10,000(c)    $  50,000    5.00%      $  2,500
--------------------------------------------------------------------------------
 7          $  35,000         $   5,000(d)    $  45,000    4.00%      $  1,800
--------------------------------------------------------------------------------
 8          $  80,000         $  30,000(e)    $  50,000    3.00%      $  1,500
--------------------------------------------------------------------------------
10          $  70,000         $  20,000(f)    $  50,000    0.00%      $      0
--------------------------------------------------------------------------------


(a) During any contract year the free withdrawal amount is the greater of:

         the contract value minus unliquidated payments (accumulated earnings), or 10% of total payments made under the contract minus any partial withdrawals in that contract year.


(missing bullet points)


In the second contract year the earnings under the contract are $5,000 ($55,000
- $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10 x $50,000 =
$5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less withdrawal amount)."

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.


(d) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total purchase payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).



(e) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.



(f) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

EXAMPLE 2 - Assume:

         a single payment of $50,000 is made,
         a 3% payment enhancement of $1,500
         is credited to contract value,
         no transfers are made,
         no additional payments are made and
         there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

--------------------------------------------------------------------------
                  Partial        Free
 Hypothetical    Withdrawal   Withdrawal    Payments    Withdrawal Charge
Contract Value    Amount         Amount     Liquidated  Percent    Amount
--------------------------------------------------------------------------
$  65,000        $  2,000   $  15,000 (a)  $      0     8.00%      $   0
--------------------------------------------------------------------------
$  49,000        $  5,000   $   3,000 (b)  $  2,000     8.00%      $ 160
--------------------------------------------------------------------------
$  52,000        $  7,000   $   4,000 (c)  $  3,000     8.00%      $ 240
--------------------------------------------------------------------------
$  44,000        $  8,000   $       0 (d)  $  8,000     8.00%      $ 640

(a)      The free withdrawal amount during any contract year is the greater of the contract value minus unliquidated payments (accumulated earnings), or 10% of payments minus 100% of all prior withdrawals in that contract year.

         For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000<0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 < 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 < 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                                APPENDIX D

STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                             TAX RATE
                               QUALIFIED                 NON-QUALIFIED
  STATE                        CONTRACTS                   CONTRACTS
CALIFORNIA                       0.50%                      2.35%
MAINE                            0.00%                      2.00%
NEVADA                           0.00%                      3.50%
PUERTO RICO                      1.00%                      1.00%
SOUTH DAKOTA*                    0.00%                      1.25%
WEST VIRGINIA                    1.00%                      1.00%
WYOMING                          0.00%                      1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

                                   APPENDIX E



EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS

The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.

Cumulative Payments                    Payment Enhancement*
$10,000 to $499,999                           3.0%
$500,000 to $2,499,999                        4.0%
$2,500,000 and above                          5.0%

Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:

EXAMPLE 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows**:

         A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.

         A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.

EXAMPLE 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment enhancements would be determined as follows**:

         A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.

         A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.

*Promotional Payment Enhancement rates that are currently in effect for new contracts are higher. See "Description of the Contract - Payment Enhancement."

**Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                                  APPENDIX F



need to add Individual (k) lob??????


QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contract. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

SIMPLE IRAS

         Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAS

         Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

                  made after the owner attains age 59 1/2;
                  made after the owner's death;
                  attributable to the owner being disabled; or a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

         Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES

         Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit options could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

                  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, earnings on those contributions, and earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND
TAX-EXEMPT ORGANIZATIONS

         Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                                     PART B

                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                  MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
--------------------------------------------------------------------------------

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


                    The date of this Statement of Additional
                        Information is May 1,2003.


                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                 (617) 663-3000
                                 (800) 344-1029

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History.............................    3
Performance Data............................................    3
Accumulation Unit Value Tables..............................   21
Services
       Independent Auditors.................................   31
       Servicing Agent......................................   31
       Principal Underwriter................................   31
Appendix A - Performance Data - Venture Portfolios.........
Appendix B - Performance Data - American Insurance Funds

Audited Financial Statements................................   32

                         GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

         Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        no redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees and administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and does not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, August 4, 1997, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us or by

Manulife North America, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.




                                    * * * * *


         In addition to the non-standardized returns, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                         ACCUMULATION UNIT VALUE TABLES

There are three accumulation unit value tables below. The first tables reflects the fees for the Annual Step Death Benefit available for contracts issued prior to January 29, 2001, the second table reflects the fees for the Annual Step Death Benefit available for contract issued on or after January 29, 2001 and the third table reflects the fees for GEM. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for the Annual Step Death Benefit available for contracts issued on or after January 29, 2001 and the fees for GEM and a second table not reflecting the fees for any optional benefits.

                  (REFLECTING THE ANNUAL STEP DEATH BENEFIT FOR
                   CONTRACT ISSUED PRIOR TO JANUARY 29, 2001)

------------------------------------------------------------------------------------------------------------------
                                         UNIT VALUE AT               UNIT VALUE AT                NUMBER OF UNITS
      SUB-ACCOUNT                      START OF YEAR(A)              END OF YEAR                  AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                     $ 12.500000                   $  7.012603                    410,867.645
12/31/2001                                  7.012603                      2.726864                    482,464.751
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
2000                                     $ 12.500000                   $ 10.941915                     71,622.589
12/31/2001                               $ 10.941915                      7.762032                     95,136.940
------------------------------------------------------------------------------------------------------------------
Telecommunications
12/31/2001                               $ 12.500000                      6.571833                      10541.644
------------------------------------------------------------------------------------------------------------------
Science & Technology
2000                                     $ 12.500000                   $  8.857329                  1,488,392.735
12/31/2001                               $ 8.857329                       3.798587                  2,649,764.186
------------------------------------------------------------------------------------------------------------------
International Small Cap
2000                                     $ 12.500000                   $ 10.030446                    220,745.463
12/31/2001                               $ 10.030446                      6.036206                    336,043.296
------------------------------------------------------------------------------------------------------------------
Health Sciences
12/31/2001                               $ 12.500000                     11.923140                     27,921.634
------------------------------------------------------------------------------------------------------------------
Aggressive Growth
2000                                     $ 12.500000                   $ 11.182499                    929,491.437
12/31/2001                               $ 11.182499                      7.161891                  1,236,461.240
------------------------------------------------------------------------------------------------------------------
Emerging Small Company
2000                                     $ 12.500000                   $ 10.932942                    514,632.900
12/31/2001                               $ 10.932942                      6.706342                    752,679.853
------------------------------------------------------------------------------------------------------------------
Small Company Blend
2000                                     $ 12.500000                   $  9.630818                    181,602.231
12/31/2001                               $ 9.630818                       7.315399                    321,389.874
------------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                     $ 12.500000                      8.771239                    628,925.892
12/31/2001                                  8.771239                      4.531691                    906,381.150
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
12/31/2001                               $ 12.500000                      8.080857                     11,907.583
------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
12/31/2001                               $ 12.500000                      8.398558                      1,787.304
------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
2000                                     $ 12.500000                   $ 12.208008                    194,877.908
12/31/2001                               $ 12.208008                      8.882085                    333,412.746
------------------------------------------------------------------------------------------------------------------
All Cap Growth
2000                                     $ 12.500000                   $ 10.349704                  1,211,311.085
12/31/2001                               $ 10.349704                      6.588104                  1,973,351.185
------------------------------------------------------------------------------------------------------------------
Financial Services
12/31/2001                               $ 12.500000                     10.513330                     21,735.595
------------------------------------------------------------------------------------------------------------------
Overseas
2000                                     $ 12.500000                   $ 11.222510                    341,875.704
12/31/2001                               $ 11.222510                      8.096365                    548,597.359
------------------------------------------------------------------------------------------------------------------
International Stock
2000                                     $ 12.500000                   $ 11.202883                    131,842,090
12/31/2001                               $ 11.202883                      7.960639                    255,903.300
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                        UNIT VALUE AT                UNIT VALUE AT                NUMBER OF UNITS
      SUB-ACCOUNT                      START OF YEAR(A)               END OF YEAR                 AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
International Value
2000                                     $12.500000                   $11.868508                    119,058.472
12/31/2001                               $11.868508                     9.335145                    191,600.185
------------------------------------------------------------------------------------------------------------------
All Cap Value
12/31/2001                               $12.500000                    10.602719                      9,205.877
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                     $12.500000                   $10.939455                         22.286
12/31/2001                               $10.939455                     7.568485                     75,809.807
------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
2000                                     $12.500000                   $11.972462                    590,254.445
12/31/2001                               $11.972462                     8.508502                  1,174,329.419
------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
12/31/2001                               $12.500000                     9.113424                     11,024.426
------------------------------------------------------------------------------------------------------------------
Global Equity
2000                                     $12.500000                   $13.554144                    148,782.204
12/31/2001                               $13.554144                    10.275221                    245,949.177
------------------------------------------------------------------------------------------------------------------
Strategic Growth
12/31/2001                               $12.500000                     9.163095                    132,227.304
------------------------------------------------------------------------------------------------------------------
All Cap Core
2000                                     $12.500000                   $ 9.089389                    633,620.762
12/31/2001                               $ 9.089389                     6.169224                    951,065.966
--------------------------------------------------------------------------------------------------------------- ---
Large Cap Growth
2000                                     $12.500000                   $10.924721                    751,650.720
12/31/2001                               $10.924721                     7.974453                  1,321,073.716
------------------------------------------------------------------------------------------------------------------
Capital Opportunities
12/31/2001                               $12.500000                     9.063793                     31,626.234
------------------------------------------------------------------------------------------------------------------
Quantitative Equity
2000                                     $12.500000                   $12.092105                    522,171.302
12/31/2001                               $12.092105                     8.254414                    718,103.757
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
2000                                     $12.500000                   $11.549188                  1,770,737.506
12/31/2001                               $11.549188                     8.571391                  2,836,813.809
------------------------------------------------------------------------------------------------------------------
Utilities
12/31/2001                               $12.500000                     9.212790                     28,560.568
------------------------------------------------------------------------------------------------------------------
Real Estate Securities
2000                                     $12.500000                   $13.588062                     42,483.634
12/31/2001                               $13.588062                    13.405778                     83,504.535
------------------------------------------------------------------------------------------------------------------
Small Company Value
2000                                     $12.500000                   $13.356548                     39,250.451
12/31/2001                               $13.356548                    12.182062                    181,133.771
------------------------------------------------------------------------------------------------------------------
Mid Cap Value
12/31/2001                               $12.500000                    11.476384                     65,784.540
------------------------------------------------------------------------------------------------------------------
Value
2000                                     $12.500000                   $15.552753                    124,860.690
12/31/2001                               $15.552753                    14.342766                    495,673.651
------------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                     $12.500000                   $12.188577                    194,587.728
12/31/2001                               $12.188577                     9.447059                    438,197.344
------------------------------------------------------------------------------------------------------------------
Fundamental Value
12/31/2001                               $12.500000                    10.503447                     83,821.134
------------------------------------------------------------------------------------------------------------------
Growth & Income
2000                                     $12.500000                   $11.658205                  1,818,651.260
12/31/2001                               $11.658205                     9.286298                  3,393,880.048
------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
2000                                     $12.500000                   $12.467016                    417,202.814
12/31/2001                               $12.467016                    10.232153                    851,029.301
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                        UNIT VALUE AT                UNIT VALUE AT                NUMBER OF UNITS
      SUB-ACCOUNT                      START OF YEAR(A)               END OF YEAR                  AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
Equity-Income
2000                                     $12.500000                   $14.266438                    301,378.857
12/31/2001                               $14.266438                    13.244452                    912,362.469
------------------------------------------------------------------------------------------------------------------
Income & Value
2000                                     $12.500000                   $12.710793                    175,347.336
12/31/2001                               $12.710793                    11.305335                    440,800.614
------------------------------------------------------------------------------------------------------------------
Balanced
2000                                     $12.500000                   $11.252446                     53,977.341
12/31/2001                               $11.252446                     9.320049                    160,873.277
------------------------------------------------------------------------------------------------------------------
High Yield
2000                                     $12.500000                   $11.519841                     63,436.742
12/31/2001                               $11.519841                    10.388085                    213,209.911
------------------------------------------------------------------------------------------------------------------
Strategic Bond
2000                                     $12.500000                   $12.905776                    101,744.539
12/31/2001                               $12.905776                    13.394623                    236,205.948
------------------------------------------------------------------------------------------------------------------
Global Bond
2000                                     $12.500000                   $12.871966                     49,507.169
12/31/2001                               $12.871966                    13.116216                     96,866.262
------------------------------------------------------------------------------------------------------------------
Total Return
2000                                     $12.500000                   $13.220054                    314,470.052
12/31/2001                               $13.220054                    14.149022                    855,140.840
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
2000                                     $12.500000                   $13.054821                     92,766.167
12/31/2001                               $13.054821                    13.841286                    381,810.527
------------------------------------------------------------------------------------------------------------------
Diversified Bond
2000                                     $12.500000                   $13.190998                     99,109.088
12/31/2001                               $13.190998                    13.915824                    242,745.689
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
2000                                     $12.500000                   $13.197644                     71,597.560
12/31/2001                               $13.197644                    13.992743                    393,274.690
------------------------------------------------------------------------------------------------------------------
Money Market
2000                                     $12.500000                   $12.724933                  1,232,429.704
12/31/2001                               $12.724933                    12.945727                  2,985,893.673
------------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                     $12.500000                   $11.943325                     19,286.070
12/31/2001                               $11.943325                     9.908273                     44,653.544
------------------------------------------------------------------------------------------------------------------
International Index
2000                                     $12.500000                   $11.529885                     22,985.945
12/31/2001                               $11.529885                     8.327912                     61,146.676
------------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                     $12.500000                   $13.223282                     41,116.101
12/31/2001                               $13.223282                    10.894964                     68,602.214
------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                     $12.500000                   $11.456807                     29,032.382
12/31/2001                               $11.456807                     8.932254                     74,927.361
------------------------------------------------------------------------------------------------------------------
500 Index
2000                                     $12.500000                   $11.516966                    141,044.660
12/31/2001                               $11.516966                     9.009063                    491,830.938
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
2000                                     $12.500000                   $11.872645                    179,282.520
12/31/2001                               $11.872645                     8.922204                    266,837.632
------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
2000                                     $12.500000                   $12.089786                    574,230.935
12/31/2001                               $12.089786                     9.792437                  1,145,908.085
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                        UNIT VALUE AT                UNIT VALUE AT                NUMBER OF UNITS
      SUB-ACCOUNT                      START OF YEAR(A)               END OF YEAR                  AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
2000                                     $12.500000                   $12.355297                    512,760.573
12/31/2001                               $12.355297                    10.835942                  1,118,987.830
------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
2000                                     $12.500000                   $12.579492                    137,563.306
12/31/2001                               $12.579492                    11.767206                    306,328.182
------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
2000                                     $12.500000                   $12.913124                     11,402.546
12/31/2001                               $12.913124                    12.889151                    161,087.010
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus
2000                                     $12.500000                   $12.606854                     17,411.504
12/31/2001                               $12.606854                    12.465423                    109,977.216
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
2000                                     $12.500000                   $13.588646                    126,530.942
12/31/2001                               $13.588646                    11.891669                    155,015.993
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Market
Focus
2000                                     $12.500000                    $9.694543                     10,441.434
12/31/2001                                $9.694543                     7.582244                      9,036.067
------------------------------------------------------------------------------------------------------------------

 (A) Units under the series of contracts were first credited under the sub-account on July 31, 2000.

                          TABLE OF ACCUMULATION VALUES
                    (REFLECTING ANNUAL STEP BENEFIT ONLY FOR
                  CONTRACT ISSUED ON OR AFTER JANUARY 29, 2001)


---------------------------------------------------------------------------------------------------------------------
                                                     UNIT VALUE AT     UNIT VALUE AT              NUMBER OF UNITS
      SUB-ACCOUNT                                   START OF YEAR(A)    END OF YEAR                AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                                            $12.500000        4.239612                    117,149.023
---------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
12/31/2001                                            $12.500000        8.846230                     19,785.226
---------------------------------------------------------------------------------------------------------------------
Telecommunications
12/31/2001                                            $12.500000        6.575949                     42,231.032
---------------------------------------------------------------------------------------------------------------------
Science & Technology
12/31/2001                                            $12.500000        4.750755                  1,008,912.530
---------------------------------------------------------------------------------------------------------------------
International Small Cap
12/31/2001                                            $12.500000        7.724808                     71,844.960
---------------------------------------------------------------------------------------------------------------------
Health Sciences
12/31/2001                                            $12.500000       11.930561                    148,135.925
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth
12/31/2001                                            $12.500000        7.941237                    524,872.382
---------------------------------------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                                            $12.500000        7.293154                    327,181.011
---------------------------------------------------------------------------------------------------------------------
Small Company Blend
12/31/2001                                            $12.500000        8.450022                    213,244.360
---------------------------------------------------------------------------------------------------------------------
Dynamic Growth
12/31/2001                                            $12.500000        7.293154                    393,388.105
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
12/31/2001                                            $12.500000        8.085907                    100,479.558
---------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
12/31/2001                                            $12.500000        8.403806                     95,345.062
---------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
12/31/2001                                            $12.500000        8.853808                    326,704.850
---------------------------------------------------------------------------------------------------------------------
All Cap Growth
12/31/2001                                            $12.500000        7.524876                    524,872.382
---------------------------------------------------------------------------------------------------------------------
Financial Services
12/31/2001                                            $12.500000       10.519873                    132,048.970
---------------------------------------------------------------------------------------------------------------------
Overseas
12/31/2001                                            $12.500000        9.017723                    237,131.695
---------------------------------------------------------------------------------------------------------------------
International Stock
12/31/2001                                            $12.500000        8.911428                    152,953.321
---------------------------------------------------------------------------------------------------------------------
International Value
12/31/2001                                            $12.500000        9.889110                    173,583.749
---------------------------------------------------------------------------------------------------------------------
All Cap Value
12/31/2001                                            $12.500000       10.609320                     94,319.636
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation
12/31/2001                                            $12.500000        8.142683                     94,319.636
---------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
12/31/2001                                            $12.500000        8.433783                    663,274.513
---------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
12/31/2001                                            $12.500000        9.119105                     22,605.147
---------------------------------------------------------------------------------------------------------------------
Global Equity
12/31/2001                                            $12.500000        9.672379                    213,811.807
---------------------------------------------------------------------------------------------------------------------
Strategic Growth
12/31/2001                                            $12.500000        9.168809                    189,564.004
---------------------------------------------------------------------------------------------------------------------
All Cap Core
12/31/2001                                            $12.500000        8.047127                    278,143.835
---------------------------------------------------------------------------------------------------------------------
Large Cap Growth
12/31/2001                                            $12.500000        8.968815                    656,050.860
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                     UNIT VALUE AT     UNIT VALUE AT              NUMBER OF UNITS
      SUB-ACCOUNT                                   START OF YEAR(A)    END OF YEAR                AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Capital Opportunities
12/31/2001                                            $12.500000        9.069449                    147,183.251
---------------------------------------------------------------------------------------------------------------------
Quantitative Equity
12/31/2001                                            $12.500000        8.344396                    514,306.344
---------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
12/31/2001                                            $12.500000        9.145681                  1,380,751.716
---------------------------------------------------------------------------------------------------------------------
Utilities
12/31/2001                                            $12.500000        9.218530                     75,794.834
---------------------------------------------------------------------------------------------------------------------
Real Estate Securities
12/31/2001                                            $12.500000       12.491340                    138,223.973
---------------------------------------------------------------------------------------------------------------------
Small Company Value
12/31/2001                                            $12.500000       11.264306                    219,436.879
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value
12/31/2001                                            $12.500000       11.483525                    315,019.066
---------------------------------------------------------------------------------------------------------------------
Value
12/31/2001                                            $12.500000       11.124149                    524,402.725
---------------------------------------------------------------------------------------------------------------------
Tactical Allocation
12/31/2001                                            $12.500000        9.414061                    345,758.262
---------------------------------------------------------------------------------------------------------------------
Fundamental Value
12/31/2001                                            $12.500000       10.509989                    436,141.044
---------------------------------------------------------------------------------------------------------------------
Growth & Income
12/31/2001                                            $12.500000        9.776068                  1,503,329.789
---------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
12/31/2001                                            $12.500000        9.862811                    543,392.698
---------------------------------------------------------------------------------------------------------------------
Equity-Income
12/31/2001                                            $12.500000       11.612668                    985,725.822
---------------------------------------------------------------------------------------------------------------------
Income & Value
12/31/2001                                            $12.500000       10.787929                  1,503,329.789
---------------------------------------------------------------------------------------------------------------------
Balanced
12/31/2001                                            $12.500000        9.911154                     83,639.456
---------------------------------------------------------------------------------------------------------------------
High Yield
12/31/2001                                            $12.500000       10.599364                    193,430.440
---------------------------------------------------------------------------------------------------------------------
Strategic Bond
12/31/2001                                            $12.500000       12.911180                    138,624.771
---------------------------------------------------------------------------------------------------------------------
Global Bond
12/31/2001                                            $12.500000       12.858902                     83,972.314
---------------------------------------------------------------------------------------------------------------------
Total Return
12/31/2001                                            $12.500000       13.401562                    903,896.897
---------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
12/31/2001                                            $12.500000       13.162603                    256,376.039
---------------------------------------------------------------------------------------------------------------------
Diversified Bond
12/31/2001                                            $12.500000       13.082149                    292,647.227
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
12/31/2001                                            $12.500000       13.208088                    311,783.486
---------------------------------------------------------------------------------------------------------------------
Money Market
12/31/2001                                            $12.500000       12.692656                  2,207,732.945
---------------------------------------------------------------------------------------------------------------------
Small Cap Index
12/31/2001                                            $12.500000        9.904602                     73,115.387
---------------------------------------------------------------------------------------------------------------------
International Index
12/31/2001                                            $12.500000        9.174970                     50,025.219
---------------------------------------------------------------------------------------------------------------------
Mid Cap Index
12/31/2001                                            $12.500000       10.154553                    108,247.657
---------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
12/31/2001                                            $12.500000        9.423023                     95,947.891
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                     UNIT VALUE AT     UNIT VALUE AT              NUMBER OF UNITS
      SUB-ACCOUNT                                   START OF YEAR(A)    END OF YEAR                AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------
500 Index
12/31/2001                                            $12.500000        9.491048                    709,496.660
---------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
12/31/2001                                            $12.500000        9.178643                    274,283.703
---------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
12/31/2001                                            $12.500000        9.909435                  1,161,666.200
---------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                                            $12.500000       10.789448                  1,187,221.227
---------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
12/31/2001                                            $12.500000       11.573902                    408,832.347
---------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
12/31/2001                                            $12.500000       12.402697                     10,676.214
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus
12/31/2001                                            $12.500000       11.453060                     61,974.225
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
12/31/2001                                            $12.500000        9.145681                  1,315,369.805
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus
12/31/2001                                            $12.500000        8.888745                     98,709.324
---------------------------------------------------------------------------------------------------------------------

(A) Units under the series of contracts were first credited under the sub-account on July 31, 2000.

                              (REFLECTING GEM ONLY)


-------------------------------------------------------------------------------------------------------------
                                                   UNIT VALUE AT      UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT                                 START OF YEAR(A)     END OF YEAR         AT END OF YEAR
-------------------------------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                                           8.047904           2.726864                  0
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
12/31/2001                                          10.978977           7.762032                  0
-------------------------------------------------------------------------------------------------------------
Telecommunications
12/31/2001                                          12.500000           6.571833                  0
-------------------------------------------------------------------------------------------------------------
Science & Technology
12/31/2001                                          10.004738           3.798587                  0
-------------------------------------------------------------------------------------------------------------
International Small Cap
12/31/2001                                           9.777345           6.036206                  0
-------------------------------------------------------------------------------------------------------------
Health Science
12/31/2001                                         $12.500000          11.923140                  0
-------------------------------------------------------------------------------------------------------------
Aggressive Growth
12/31/2001                                          11.284523           7.161891                  0
-------------------------------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                                          11.505741           6.706342                  0
-------------------------------------------------------------------------------------------------------------
Small Company Blend
12/31/2001                                          10.832395           7.315399                  0
-------------------------------------------------------------------------------------------------------------
Dynamic Growth
12/31/2001                                          10.261757           4.531691                  0
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth
12/31/2001                                         $12.500000           8.080857                  0
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
12/31/2001                                         $12.500000           8.398558                  0
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock
12/31/2001                                          12.552459           8.882085                  0
-------------------------------------------------------------------------------------------------------------
All Cap Growth
12/31/2001                                          10.954810           6.588104                  0
-------------------------------------------------------------------------------------------------------------
Financial Services
12/31/2001                                         $12.500000           10.51333                  0
-------------------------------------------------------------------------------------------------------------
Overseas
12/31/2001                                          11.234059           8.096365                  0
-------------------------------------------------------------------------------------------------------------
International Stock
12/31/2001                                          11.177481           7.960639                  0
-------------------------------------------------------------------------------------------------------------
International Value
12/31/2001                                          11.811566           9.335145                  0
-------------------------------------------------------------------------------------------------------------
All Cap Value
12/31/2001                                         $12.500000          10.602719                  0
-------------------------------------------------------------------------------------------------------------
Capital Appreciation
12/31/2001                                          11.630143           7.568485                  0
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities
12/31/2001                                          12.623356           8.508502                  0
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
12/31/2001                                         $12.500000           9.113424                  0
-------------------------------------------------------------------------------------------------------------
Global Equity
12/31/2001                                          13.292328           10.27522                  0
-------------------------------------------------------------------------------------------------------------
Strategic Growth
12/31/2001                                         $12.500000           9.163095                  0
-------------------------------------------------------------------------------------------------------------
All Cap Core
12/31/2001                                           9.592535           6.169224                  0
-------------------------------------------------------------------------------------------------------------
Large Cap Growth
12/31/2001                                          11.125240           7.974453                  0
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                   UNIT VALUE AT      UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT                                 START OF YEAR(A)     END OF YEAR         AT END OF YEAR
-------------------------------------------------------------------------------------------------------------
Capital Opportunities
12/31/2001                                         $12.500000           9.063793                  0
-------------------------------------------------------------------------------------------------------------
Quantitative Equity
12/31/2001                                          12.377566           8.254414                  0
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth
12/31/2001                                          11.726765           8.571391                  0
-------------------------------------------------------------------------------------------------------------
Utilities
12/31/2001                                         $12.500000           9.212790                  0
-------------------------------------------------------------------------------------------------------------
Real Estate Securities
12/31/2001                                          13.428433          13.405778                  0
-------------------------------------------------------------------------------------------------------------
Small Company Value
12/31/2001                                          13.531911          12.182062                  0
-------------------------------------------------------------------------------------------------------------
Mid Cap Value
12/31/2001                                         $12.500000          11.476384                  0
-------------------------------------------------------------------------------------------------------------
Value
12/31/2001                                          16.132775          14.342766                  0
-------------------------------------------------------------------------------------------------------------
Tactical Allocation
12/31/2001                                          12.556335           9.447059                  0
-------------------------------------------------------------------------------------------------------------
Fundamental Value
12/31/2001                                         $12.500000          10.503447                  0
-------------------------------------------------------------------------------------------------------------
Growth & Income
12/31/2001                                          11.885612           9.286298                  0
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
12/31/2001                                          12.981047          10.232153                  0
-------------------------------------------------------------------------------------------------------------
Equity-Income
12/31/2001                                          14.270669          13.244452                  0
-------------------------------------------------------------------------------------------------------------
Income & Value
12/31/2001                                          13.112578          11.305335                  0
-------------------------------------------------------------------------------------------------------------
Balanced
12/31/2001                                          11.766230           9.320049                  0
-------------------------------------------------------------------------------------------------------------
High Yield
12/31/2001                                          12.263047          10.388085                  0
-------------------------------------------------------------------------------------------------------------
Strategic Bond
12/31/2001                                          12.980947          13.394623                  0
-------------------------------------------------------------------------------------------------------------
Global Bond
12/31/2001                                          12.762816          13.116216                  0
-------------------------------------------------------------------------------------------------------------
Total Return
12/31/2001                                          13.210297          14.149022           1,015.75
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond
12/31/2001                                          13.157593          13.841286           1,018.45
-------------------------------------------------------------------------------------------------------------
Diversified Bond
12/31/2001                                          13.309814          13.915824                  0
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities
12/31/2001                                          13.255748          13.992743           1,360.69
-------------------------------------------------------------------------------------------------------------
Money Market
12/31/2001                                          12.761916          12.945727          10,037.45
-------------------------------------------------------------------------------------------------------------
Small Cap Index
12/31/2001                                          12.517116           9.908273                  0
-------------------------------------------------------------------------------------------------------------
International Index
12/31/2001                                          11.357291           8.327912                  0
-------------------------------------------------------------------------------------------------------------
Mid Cap Index
12/31/2001                                          13.424814          10.894964                  0
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index
12/31/2001                                          11.860802           8.932254                  0
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                   UNIT VALUE AT     UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT                                 START OF YEAR(A)    END OF YEAR        AT END OF YEAR
-------------------------------------------------------------------------------------------------------------
500 Index
12/31/2001                                          11.877056           9.009063                  0
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
12/31/2001                                          12.162901           8.922204                  0
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
12/31/2001                                          12.364728           9.792437                  0
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                                          12.566380          10.835942                  0
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
12/31/2001                                          12.721427          11.767206                  0
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
12/31/2001                                          13.003188          12.889151                  0
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus
12/31/2001                                          13.618487          12.465423                  0
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
12/31/2001                                          14.262803          11.891669                  0
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus
12/31/2001                                          10.673365           7.582244                  0
-------------------------------------------------------------------------------------------------------------

(A) Units under the series of contracts were first credited under the sub-account on January 29, 2001.

                                   SERVICES
INDEPENDENT AUDITORS


         The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31,2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of Separate Account H of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2002 and for the one year period ended
December 31, 2001 and the financial statements of Separate Account A of The Manufacturers Life Insurance Company of North America at December 31, 2001, and for the one year period ended December 31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values

                  -        variable annuity participants and transaction

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manulife Financial Securities LLC, an indirect wholly owned subsidiary of MFC, serves as principal underwriter to the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., also an indirect wholly owned subsidiary of MFC, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2002, 2001 and 2000 were $_____, $202,486,965, $251,409,183, respectively. MSS did not retain any of these amounts during such periods.



tables to be updated



                                   APPENDIX A



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                        CALCULATED AS OF DECEMBER 31, 2002
      (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)



                                                                                SINCE INCEPTION
                                                                                 OR 10 YEARS,         INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Internet Technologies                         -51.19%            N/A                -40.35%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                  -26.46%            N/A                -11.98%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Telecommunications                              N/A              N/A                -42.27%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Science & Technology                          -46.84%            N/A                  0.77%            01/01/97
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
International Small Cap                       -37.72%           -3.00%               -1.26%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A              N/A                 -1.70%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             -33.12%            N/A                 -2.30%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                        -29.76%            N/A                  5.52%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -11.85%            N/A                 -4.76%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                -45.94%            N/A                -37.28%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A              N/A                -23.90%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A              N/A                -23.04%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                 -19.65%            N/A                -10.29%            05/03/99
--------------------------------------------------------------------------------------------------------------------
All Cap Growth                                -31.13%            4.45%                4.83%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Financial Services                              N/A              N/A                -15.49%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Overseas                                      -28.73%           -3.92%               -0.58%            01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                           -29.13%            N/A                 -3.34%            01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                           -18.73%            N/A                 -9.76%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          -26.32%            N/A                -31.84%            11/01/00
--------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                       -23.48%            2.32%                8.59%            06/18/85
--------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A              N/A                -25.86%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Global Equity                                 -24.23%            2.33%                5.58%            03/18/88
--------------------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A              N/A                -19.93%            04/30/01
--------------------------------------------------------------------------------------------------------------------



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Growth                                        -28.97%           0.62%                2.47%             07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                              -25.78%           1.17%                5.12%             08/03/89
--------------------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A              N/A                -8.41%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A              N/A               -22.24%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity                           -30.40%            N/A                 7.33%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                              -22.90%           6.82%                7.37%             12/11/92
--------------------------------------------------------------------------------------------------------------------
Utilities                                       N/A              N/A               -32.03%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities                         -6.94%            N/A                 0.30%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Value                            -3.90%            N/A                -1.43%             10/01/97
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A              N/A                -4.96%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Value                                          -6.70%            N/A                 5.08%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           -21.80%            N/A               -15.52%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A              N/A               -14.79%             04/30/01
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Growth & Income                               -19.91%           7.22%               10.09%             04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -12.06%            N/A                -4.06%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                                  -8.61%           7.57%                9.92%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                                 -8.89%           5.59%                6.67%             08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                      -18.93%            N/A                -1.78%             01/01/97
--------------------------------------------------------------------------------------------------------------------
High Yield                                    -14.69%            N/A                -1.96%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 -4.16%           2.06%                4.47%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                    -9.30%          -2.36%                2.95%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                                   -2.33%            N/A                 1.31%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        -3.18%           3.12%                4.16%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                               -3.40%           4.55%                5.40%             08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     -3.45%           3.18%                3.95%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                                   -6.55%           1.32%                2.00%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Cap Index                                -8.42%            N/A                -8.07%             05/01/00
--------------------------------------------------------------------------------------------------------------------
International Index                           -29.91%            N/A               -18.73%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -11.33%            N/A                -8.10%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      -20.03%            N/A               -14.62%             05/01/00
--------------------------------------------------------------------------------------------------------------------
500 Index                                     -20.89%            N/A               -14.98%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                     -22.06%            N/A                -1.67%             01/07/97
--------------------------------------------------------------------------------------------------------------------



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                          -17.90%            N/A                 0.97%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -14.06%            N/A                 2.32%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -10.75%            N/A                 3.37%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     -6.87%            N/A                 4.03%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                        18.32%            N/A                 8.40%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B      -6.13%            N/A                 5.23%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                                -8.60%            N/A               -12.03%             10/13/97
--------------------------------------------------------------------------------------------------------------------



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                    CALCULATED AS OF DECEMBER 31, 2002
       (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)



                                                                               SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Internet Technologies                         -51.19%            N/A                -40.35%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                  -26.46%          -12.12%               -7.17%            10/04/94
--------------------------------------------------------------------------------------------------------------------
Telecommunications                              N/A              N/A                -42.27%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Science & Technology                          -46.84%            N/A                  0.77%            01/01/97
--------------------------------------------------------------------------------------------------------------------
International Small Cap                       -37.72%           -3.00%               -1.26%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A              N/A                 -1.70%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             -33.12%            N/A                 -2.30%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                        -29.76%            N/A                  5.52%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -11.85%            N/A                 -4.76%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                -45.94%            N/A                -37.28%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A              N/A                -23.90%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A              N/A                -23.04%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                 -19.65%            N/A                -10.29%            05/03/99
--------------------------------------------------------------------------------------------------------------------



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
All Cap Growth                                -31.13%           4.45%                 4.83%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Financial Services                              N/A              N/A                -15.49%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Overseas                                      -28.73%          -3.92%                -0.58%            01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                           -29.13%            N/A                 -3.34%            01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                           -18.73%            N/A                 -9.76%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          -26.32%            N/A                -31.84%            11/01/00
--------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                       -23.48%           2.32%                 8.59%            06/18/85
--------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A              N/A                -25.86%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Global Equity                                 -24.23%           2.33%                 5.58%            03/18/88
--------------------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A              N/A                -19.93%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth                                        -28.97%           0.62%                 2.47%            07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                              -25.78%           1.17%                 5.12%            08/03/89
--------------------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A              N/A                 -8.41%            04/30/01
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A              N/A                -22.24%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity                           -30.40%           7.18%                 8.70%            04/30/87
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                              -22.90%           6.82%                 7.37%            12/11/92
--------------------------------------------------------------------------------------------------------------------
Utilities                                       N/A              N/A                -32.03%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities                         -6.94%          -0.19%                 7.77%            04/30/87
--------------------------------------------------------------------------------------------------------------------
Small Company Value                            -3.90%            N/A                 -1.43%            10/01/97
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A              N/A                 -4.96%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Value                                          -6.70%            N/A                  5.08%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           -21.80%            N/A                -15.52%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A              N/A                -14.79%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth & Income                               -19.91%           7.22%                10.09%            04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -12.06%            N/A                 -4.06%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                                  -8.61%           7.57%                 9.92%            02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                                 -8.89%           5.59%                 6.67%            08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                      -18.93%            N/A                 -1.78%            01/01/97
--------------------------------------------------------------------------------------------------------------------
High Yield                                    -14.69%            N/A                 -1.96%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 -4.16%           2.06%                 4.47%            02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                    -9.30%          -2.36%                 2.95%            03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                                   -2.33%            N/A                  1.31%            05/03/99
--------------------------------------------------------------------------------------------------------------------



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        -3.18%           3.12%                4.16%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                               -3.40%           4.55%                5.40%             08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     -3.45%           3.18%                3.95%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                                   -6.55%           1.32%                2.00%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Cap Index                                -8.42%            N/A                -8.07%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -11.33%            N/A                -8.10%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      -20.03%            N/A               -14.62%             05/01/00
--------------------------------------------------------------------------------------------------------------------
500 Index                                     -20.89%            N/A               -14.98%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                     -22.06%            N/A                -1.67%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                          -17.90%            N/A                 0.97%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -14.06%            N/A                 2.32%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -10.75%            N/A                 3.37%             01/07/97
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     -6.87%            N/A                 4.03%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                        18.32%            N/A                 8.40%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B      -6.13%            N/A                 5.23%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                                -8.60%            N/A               -12.03%             10/13/97
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                      CALCULATED AS OF DECEMBER 31, 2002
       (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Internet Technologies                         -47.54%            N/A               -37.38%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                  -20.51%         -11.17%               -6.64%             10/04/94
--------------------------------------------------------------------------------------------------------------------
elecommunications                              N/A              N/A                -50.15%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Science & Technology                          -42.79%            N/A                 2.05%             01/01/97
--------------------------------------------------------------------------------------------------------------------
International Small Cap                       -32.81%          -1.89%               -0.33%             03/04/96
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A              N/A                10.63%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             -27.79%            N/A                -1.04%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                        -24.12%            N/A                 6.60%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                            -4.54%            N/A                -1.82%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                -41.80%            N/A               -34.13%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A              N/A               -24.58%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A              N/A               -23.29%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                 -13.07%            N/A                -7.53%             05/03/99
--------------------------------------------------------------------------------------------------------------------
All Cap Growth                                -25.62%           5.48%                5.62%             03/04/96
--------------------------------------------------------------------------------------------------------------------
Financial Services                              N/A              N/A               -11.76%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Overseas                                      -22.99%          -2.82%                0.08%             01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                           -23.43%            N/A                -2.10%             01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                           -12.07%            N/A                -6.98%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          -20.36%            N/A               -26.75%             11/01/00
--------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                       -17.25%           3.43%                8.62%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A              N/A               -27.46%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Global Equity                                 -18.07%           3.44%                5.61%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A              N/A               -18.60%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth                                        -23.26%           1.78%                3.41%             07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                              -19.77%           2.32%                5.15%             08/03/89
--------------------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A              N/A                -0.47%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A              N/A               -22.10%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity                           -24.81%           8.11%                8.73%             04/30/87
--------------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                              -16.62%           7.75%                7.45%             12/11/92
--------------------------------------------------------------------------------------------------------------------
Utilities                                       N/A              N/A               -36.31%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities                          0.82%           0.98%                7.80%             04/30/87
--------------------------------------------------------------------------------------------------------------------
Small Company Value                             4.15%            N/A                 0.06%             10/01/97
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A              N/A                 5.19%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Value                                           1.09%            N/A                 6.19%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           -15.42%            N/A               -11.12%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A              N/A               -10.66%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth & Income                               -13.35%           8.14%               10.12%             04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                           -4.77%            N/A                -1.09%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                                  -1.00%           8.49%               10.10%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                                 -1.31%           6.58%                6.71%             08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                      -12.28%            N/A                -0.53%             01/01/97
--------------------------------------------------------------------------------------------------------------------
High Yield                                     -7.65%            N/A                -0.70%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                                  3.86%           3.18%                4.73%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                    -1.75%          -1.24%                2.99%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                                    5.86%            N/A                 4.41%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                         4.93%           4.20%                4.20%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                4.69%           5.57%                5.44%             08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                      4.63%           4.26%                3.99%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                                    1.25%           2.48%                2.04%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Cap Index                                -0.80%            N/A                -3.25%             05/01/00
--------------------------------------------------------------------------------------------------------------------
International Index                           -24.28%            N/A               -14.52%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                  -3.98%            N/A                -3.28%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      -13.48%            N/A               -10.18%             05/01/00
--------------------------------------------------------------------------------------------------------------------
500 Index                                     -14.42%            N/A               -10.55%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                     -15.70%            N/A                -0.41%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                          -11.15%            N/A                 2.25%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                         -6.96%            N/A                 3.55%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                         -3.35%            N/A                 4.54%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                      0.90%            N/A                 5.18%             01/07/97
--------------------------------------------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                        26.87%            N/A                 9.64%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B       1.71%            N/A                 6.58%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                                -0.99%            N/A               -10.67%             10/13/97
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Internet Technologies                         -50.63%             N/A                -53.56%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                  -25.84%             N/A                -11.06%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Telecommunications                              N/A               N/A                -41.75%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Science & Technology                          -46.27%             N/A                  1.42%            01/01/97
--------------------------------------------------------------------------------------------------------------------
International Small Cap                       -37.13%           -2.32%                -0.57%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A               N/A                 -1.11%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             -32.52%             N/A                 -1.57%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                        -29.15%             N/A                  6.21%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -11.19%             N/A                 -4.01%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                -45.36%             N/A                -46.89%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A               N/A                -23.35%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A               N/A                -22.48%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                 -19.01%             N/A                 -9.46%            05/03/99
--------------------------------------------------------------------------------------------------------------------
All Cap Growth                                -30.53%            5.13%                 5.53%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Financial Services                              N/A               N/A                -14.92%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Overseas                                      -28.11%           -3.19%                 0.16%            01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                           -28.51%             N/A                 -2.63%            01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                           -18.09%             N/A                 -8.96%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          -25.70%             N/A                -30.83%            11/01/00
--------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                       -22.85%            3.04%                 9.24%            06/18/85
--------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A               N/A                -25.30%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Global Equity                                 -23.60%            3.05%                 6.28%            03/18/88
--------------------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A               N/A                -19.36%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth                                        -28.36%            1.29%                 3.16%            07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                              -25.16%            1.87%                 5.81%            08/03/89
--------------------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A               N/A                 -7.83%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A               N/A                -21.68%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity                           -29.79%             N/A                  7.98%            01/01/97
--------------------------------------------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                              -22.27%            7.48%                 8.13%            12/11/92
--------------------------------------------------------------------------------------------------------------------
Utilities                                        N/A              N/A                -31.48%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities                         -6.27%             N/A                  1.10%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Value                            -3.22%             N/A                 -0.48%            10/01/97
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                    N/A              N/A                 -4.37%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Value                                          -6.03%             N/A                  5.85%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           -21.17%             N/A                -15.48%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                                N/A              N/A                -14.22%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth & Income                               -19.27%            7.88%                10.74%            04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -11.40%             N/A                 -3.28%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                                  -7.95%            8.28%                10.60%            02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                                 -8.22%            6.32%                 7.39%            08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                      -18.29%             N/A                 -1.08%            01/01/97
--------------------------------------------------------------------------------------------------------------------
High Yield                                    -14.04%             N/A                 -1.22%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 -3.48%            2.85%                 5.24%            02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                    -8.63%           -1.59%                 3.71%            03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                                   -1.65%             N/A                  2.17%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        -2.50%            3.90%                 4.93%            06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                               -2.72%            5.31%                 6.16%            08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     -2.77%            3.97%                 4.74%            03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                                   -5.88%            2.12%                 2.83%            06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Cap Index                                -7.76%             N/A                 -8.96%            05/01/00
--------------------------------------------------------------------------------------------------------------------
International Index                           -29.29%             N/A                -24.08%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -10.67%             N/A                 -3.24%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      -19.39%             N/A                -17.99%            05/01/00
--------------------------------------------------------------------------------------------------------------------
500 Index                                     -20.25%             N/A                -18.26%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                     -21.43%             N/A                 -0.94%            01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                          -17.25%             N/A                  1.73%            01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -13.41%             N/A                  3.08%            01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -10.09%             N/A                  4.12%            01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     -6.20%             N/A                  4.80%            01/07/97
--------------------------------------------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -          19.12%             N/A                  9.41%            10/13/97
Class B
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B      -5.46%             N/A                  6.13%            10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets       -7.93%             N/A                -10.88%            10/13/97
Focus - Class B
--------------------------------------------------------------------------------------------------------------------



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Internet Technologies                         -50.63%             N/A                -53.56%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                  -25.84%          -11.19%                -6.12%            10/04/94
--------------------------------------------------------------------------------------------------------------------
Telecommunications                              N/A               N/A                -41.75%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Science & Technology                          -46.27%             N/A                  1.42%            01/01/97
--------------------------------------------------------------------------------------------------------------------
International Small Cap                       -37.13%           -2.32%                -0.57%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A               N/A                 -1.11%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             -32.52%             N/A                 -1.57%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                        -29.15%             N/A                  6.21%            01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -11.19%             N/A                 -4.01%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                -45.36%             N/A                -46.89%            05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A               N/A                -23.35%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A               N/A                -22.48%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                 -19.01%             N/A                 -9.46%            05/03/99
--------------------------------------------------------------------------------------------------------------------
All Cap Growth                                -30.53%            5.13%                 5.53%            03/04/96
--------------------------------------------------------------------------------------------------------------------
Financial Services                              N/A               N/A                -14.92%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Overseas                                      -28.11%           -3.19%                 0.16%            01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                           -28.51%             N/A                 -2.63%            01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                           -18.09%             N/A                 -8.96%            05/03/99
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          -25.70%             N/A                -30.83%            11/01/00
--------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                       -22.85%            3.04%                 9.24%            06/18/85
--------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A               N/A                -25.30%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Global Equity                                 -23.60%            3.05%                 6.28%            03/18/88
--------------------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A               N/A                -19.36%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth                                        -28.36%            1.29%                 3.16%            07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                              -25.16%            1.87%                 5.81%            08/03/89
--------------------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A               N/A                 -7.83%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A               N/A                -21.68%            04/30/01
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity                           -29.79%            7.84%                 9.44%            04/30/87
--------------------------------------------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                              -22.27%            7.48%                8.13%             12/11/92
--------------------------------------------------------------------------------------------------------------------
Utilities                                       N/A               N/A               -31.48%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities                         -6.27%            0.60%                8.50%             04/30/87
--------------------------------------------------------------------------------------------------------------------
Small Company Value                            -3.22%             N/A                -0.48%             10/01/97
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A               N/A                -4.37%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Value                                          -6.03%             N/A                 5.85%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           -21.17%             N/A                15.48%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A               N/A               -14.22%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth & Income                               -19.27%            7.88%               10.74%             04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -11.40%             N/A                -3.28%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                                  -7.95%            8.28%               10.60%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                                 -8.22%            6.32%                7.39%             08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                      -18.29%             N/A                -1.08%             01/01/97
--------------------------------------------------------------------------------------------------------------------
High Yield                                    -14.04%             N/A                -1.22%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 -3.48%            2.85%                5.24%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                    -8.63%           -1.59%                3.71%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                                   -1.65%             N/A                 2.17%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        -2.50%            3.90%                4.93%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                               -2.72%            5.31%                6.16%             08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     -2.77%            3.97%                4.74%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                                   -5.88%            2.12%                2.83%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Cap Index                                -7.76%             N/A                -8.96%             05/01/00
--------------------------------------------------------------------------------------------------------------------
International Index                           -29.29%             N/A               -24.08%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -10.67%             N/A                -3.24%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      -19.39%             N/A               -17.99%             05/01/00
--------------------------------------------------------------------------------------------------------------------
500 Index                                     -20.25%             N/A               -18.26%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                     -21.43%             N/A                -0.94%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                          -17.25%             N/A                 1.73%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -13.41%             N/A                 3.08%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -10.09%             N/A                 4.12%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     -6.20%             N/A                 4.80%             01/07/97
--------------------------------------------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                        19.12%             N/A                 9.41%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B      -5.46%             N/A                 6.13%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                                -7.93%             N/A                10.88%             10/13/97
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Internet Technologies                         -46.93%            N/A               -51.84%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                  -19.83%          -10.22%              -5.72%             10/04/94
--------------------------------------------------------------------------------------------------------------------
Telecommunications                              N/A              N/A               -37.22%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Science & Technology                          -42.16%            N/A                 2.56%             01/01/97
--------------------------------------------------------------------------------------------------------------------
International Small Cap                       -32.17%           -1.19%               0.26%             03/04/96
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A              N/A                 7.20%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             -27.13%            N/A                -0.43%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                        -23.45%            N/A                 7.17%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                            -3.82%            N/A                -1.24%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                -41.17%            N/A               -44.74%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A              N/A               -17.11%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A              N/A               -16.16%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                 -12.37%            N/A                -6.89%             05/03/99
--------------------------------------------------------------------------------------------------------------------
All Cap Growth                                -24.95%            6.13%               6.22%             03/04/96
--------------------------------------------------------------------------------------------------------------------
Financial Services                              N/A              N/A                -7.90%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Overseas                                      -22.32%           -2.08%               0.73%             01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                           -22.75%            N/A                -1.51%             01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                           -11.37%            N/A                -6.37%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          -19.68%            N/A               -26.10%             11/01/00
--------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                       -16.57%            4.12%               9.27%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A              N/A               -19.25%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Global Equity                                 -17.39%            4.13%               6.31%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A              N/A               -12.75%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth                                        -22.58%            2.44%               3.98%             07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                              -19.09%            3.00%               5.84%             08/03/89
--------------------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A              N/A                -0.15%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A              N/A               -15.29%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity                           -24.14%            8.74%               9.47%             04/30/87
--------------------------------------------------------------------------------------------------------------------

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                              -15.93%            8.40%               8.16%             12/11/92
--------------------------------------------------------------------------------------------------------------------
Utilities                                       N/A              N/A               -26.00%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities                          1.55%            1.78%               8.53%             04/30/87
--------------------------------------------------------------------------------------------------------------------
Small Company Value                             4.89%            N/A                 0.89%             10/01/97
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A              N/A                 3.63%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Value                                           1.82%            N/A                 6.83%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           -14.73%            N/A               -11.40%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A              N/A                -7.13%             04/30/01
--------------------------------------------------------------------------------------------------------------------
Growth & Income                               -12.65%            8.78%              10.77%             04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                           -4.05%            N/A                -0.48%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                                  -0.28%            9.18%              10.73%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                                 -0.58%            7.29%               7.43%             08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                      -11.58%            N/A                 0.07%             01/01/97
--------------------------------------------------------------------------------------------------------------------
High Yield                                     -6.94%            N/A                -0.08%             01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                                  4.60%            3.94%               5.43%             02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                    -1.03%           -0.45%               3.75%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                                    6.61%            N/A                 5.05%             05/03/99
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                         5.67%            4.95%               4.97%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                5.43%            6.31%               6.20%             08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                      5.38%            5.02%               4.78%             03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                                    1.98%            3.24%               2.88%             06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Cap Index                                -0.07%            N/A                -4.50%             05/01/00
--------------------------------------------------------------------------------------------------------------------
International Index                           -23.61%            N/A               -20.51%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                  -3.26%            N/A                 1.56%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      -12.78%            N/A               -14.06%             05/01/00
--------------------------------------------------------------------------------------------------------------------
500 Index                                     -13.73%            N/A               -14.35%             05/01/00
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                     -15.01%            N/A                 0.21%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                          -10.45%            N/A                 2.87%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                         -6.25%            N/A                 4.17%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                         -2.62%            N/A                 5.17%             01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                      1.63%            N/A                 5.82%             01/07/97
--------------------------------------------------------------------------------------------------------------------

                                                                             SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR      WHICHEVER IS SHORTER        DATE(A)
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus - Class B  27.66%            N/A                10.53%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B       2.44%            N/A                 7.33%             10/13/97
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                                -0.26%            N/A                -9.69%             10/13/97
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.

                                   APPENDIX B



                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
      (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
--------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
--------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                     (NOT REFLECTING ANY OPTIONAL BENEFITS)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
--------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
--------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
      (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,        INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE(A)
--------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
--------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
--------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                     (NOT REFLECTING ANY OPTIONAL BENEFITS)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
--------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
--------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
--------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                          AUDITED FINANCIAL STATEMENTS

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

              Old Name                                                  New Name
NASL Variable Account                                      The Manufacturers Life Insurance
                                                              Company of North America
                                                                  Separate Account A

North American Security Life Insurance                     The Manufacturers Life Insurance
Company                                                         Company of North America

The following name changes took place November 1, 1997:

              Old Name                                                  New Name
NAWL Holding Co., Inc.                                     Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

              Old Name                                                     New Name
Wood Logan Associates, Inc.                                      Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002:

         The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE FILED BY AMENDMENT

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE FILED BY AMENDMENT

(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of North American
                  Security Life Insurance Company (U.S.A.) establishing The
                  Manufacturers Life Insurance Company Separate Account H -
                  Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number
                  333-71072, filed January 2, 2002 (the "Pre-Effective
                  Amendment")

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.

(3)      (i)      Form of Underwriting Agreement between North American
                  Security Life Insurance Company (Depositor) and NASL Financial
                  Services, Inc. (Underwriter) -- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

         (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv)     Form of broker-dealer Agreement - Previously filed as Exhibit
                  (3)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

(4)      (i)      Form of Specimen Flexible Purchase Payment Individual
                  Deferred Variable Annuity Contract, Non-Participating -
                  Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4 (File No. 333-24657), filed April 7,
                  1997.

         (ii) Form of Specimen Endorsement to Contract: Fixed Account Endorsement--Incorporated by reference to Exhibit (b) (4) (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998

         (iii) Form of Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

         (v) Form of Guaranteed Income Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

         (vi) Form of Enhanced Death Benefit Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

(5)      (i)      Form of Specimen Application for Flexible Purchase Payment
                  Individual Deferred Combination Fixed and Variable Annuity
                  Contract, Non-Participating -- Incorporated by reference to
                  Exhibit (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

         (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Restated Articles of Redomestication of The Manufacturers
                  Life Insurance Company (U.S.A.) - Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814).

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii)    By-laws of The Manufacturers Life Insurance Company
                  (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

         (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                           i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           (i) Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7
                                    (viii)(i)  to post-effective amendment No. 1
                                    to Form N-4 file number 333-70728, filed
                                    April 29, 2002.

         (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

         (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Previously filed as Exhibit
                  (8)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

(10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation, --  Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15)     Powers of Attorney

                           (i)      (Robert A. Cook, John DesPrez III, Geoffrey
                                       Guy, James O'Malley, Joseph J. Pietroski,
                                       Rex Schlaybaugh) incorporated by
                                       reference to exhibit 7 to initial
                                       registration statement on Form S-6, file number 333-41814
                                       filed July 20, 2000 on behalf of The
                                       Manufacturers LifeInsurance Company
                                       (U.S.A.)

                           (ii)     Powers of Attorney (John Ostler) -
                                       Previously filed as Exhibit (15)(ii) to
                                       initial registration statement on Form
                                       N-4, file no. 333-71072, filed October 5,
                                       2001.

                           (iii)    Powers of Attorney (Jim Boyle, John Lyon) -
                                       Previously filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                           (iv)     Power of Attorney (Steven Mannik) -
                                       Previously filed as Exhibit (15) (iv) to post-effective amendment no. 2 to this registration statement on April 29, 2002

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**          Director and Chairman of the Board of Directors,
                               President
James Boyle***                 Director
Robert A. Cook**               Senior Vice President, U.S. Insurance; Director
Peter Copestake*               Vice President, Finance

James D. Gallagher**           Vice President, Secretary and General Counsel
Donald Guloien*                Executive Vice President and Chief Financial
                               Officer
Geoffrey Guy*                  Director
John Lyon*                     Vice President and Chief Financial Officer,
                               Investments; Director
James O'Malley*                Senior Vice President, U.S. Group Pension;
                               Director
Rex Schlaybaugh, Jr.*          Director
John Ostler*                   Vice President and Chief Financial Officer
Warren Thomson*                Senior Vice President, Investments
Denis Turner*                  Vice President and Treasurer
Steven Mannik*                 Director

*Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02116.

***Principal business address is Manulife Financial, 500 Boylston Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART

                                                                                                              JURISDICTION OF
AFFILIATE                                                                        LEGAL ID     % OF EQUITY      INCORPORATION
-------------------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                                       2            100             Canada
  The Manufacturers Life Insurance Company                                           1            100             Canada
     Manulife Bank of Canada                                                        58            100             Canada
     Manulife Financial Services Inc.                                              190            100             Canada
     Manulife Securities International Ltd.                                         79            100             Canada
     Enterprise Capital Management Inc.                                                            20             Ontario
     Cantay Holdings Inc.                                                           51            100             Ontario
     994744 Ontario Inc.                                                           122            100             Ontario
     DomLife Realty Limited                                                        108            100             Canada
     Innova LifeSciences Corporation                                                               16.01          Ontario
     1293319 Ontario Inc.                                                          170            100             Ontario
     Manulife International Capital Corporation Limited                            135            100             Ontario
       Golf Town Canada Inc.                                                       145             63.96          Canada
       Regional Power Inc.                                                         136             80             Ontario
                           ADDALAM POWER CORPORATION(1)                                            50             Philippines
       VFC Inc.                                                                                    25             Canada
       Luxell Technologies Inc.                                                                    12.57          Ontario
       MDR Switchview Global Networks Inc.                                                         10.45          Canada
     NAL Resources Management Limited                                              120            100             Canada
     Seamark Asset Management Ltd.                                                 118             35.01          Canada
     First North American Insurance Company                                        111            100             Canada
     MLI Resources Inc.                                                            194            100             Alberta
     3426505 Canada Inc.                                                           161            100             Canada
     NAL Resources Limited                                                         117            100             Alberta
     FNA Financial Inc.                                                            115            100             Canada
       Elliot & Page Limited                                                       116            100             Ontario
     3550435 Canada Inc.                                                           107            100             Canada
       MFC Insurance Company Limited                                               106            100             Canada
     The Manufacturers Investment Corporation                                       87            100             Michigan
       Manulife Reinsurance Limited                                                 67            100             Bermuda

  The Manufacturers Life Insurance Company (U.S.A.)                                 19            100             Michigan
     Manufacturers Securities Services, LLC                                         97             90(2)          Delaware
     The Manufacturers Life Insurance Company of New York                           94            100             New York
     Manulife Financial Securities, LLC                                              5            100             Delaware
     Thornhill Leasing Investments, LLC                                                            90             Delaware
     ESLS Investment Limited, LLC                                                  167             25             Ohio
     Ironside Venture Partners II LLC                                              197            100             Delaware
     Ironside Venture Partners I LLC                                               196            100             Delaware
       NewRiver Investor Communications Inc.                                                       14.67          Delaware
     The Manufacturers Life Insurance Company of America                            17            100             Michigan
     ManuLife Service Corporation                                                    7            100             Colorado
     Manulife Property Management of Washington, D.C., Inc.                                       100             Wash., D.C.

                                                                                                              JURISDICTION OF
AFFILIATE                                                                        LEGAL ID     % OF EQUITY      INCORPORATION
-------------------------------------------------------------------------------------------------------------------------------
     Manulife Capital Corporation                                                  144            100             Delaware
       MF Private Capital Securities, Inc.                                         119            100             Delaware
       MCC Asset Management, Inc.                                                  186            100             Delaware
     Manufacturers Adviser Corporation                                               6            100             Colorado
     Manulife Leasing Co., LLC                                                                     80             Delaware
     Cavalier Cable Inc.                                                                          100             Delaware
     Ennal, Inc.                                                                   124            100             Ohio
     Dover Leasing Investments, LLC                                                                99             Delaware
     Flex Holding, LLC                                                                             27.7           Delaware
       Flex Leasing I, LLC                                                                         99.99          Delaware
     Flex Leasing II, LLC                                                                          19.6           Delaware
Manulife International Investment Management Limited                                64            100             U.K.
  Manulife International Fund Management Limited                                                  100             U.K.
WT (SW) Properties Ltd.                                                             82            100             U.K.
Manulife Europe Ruckversicherungs-Aktiengesellschaft                               138            100             Germany
Manulife International Holdings Limited                                            152            100             Bermuda
  Manulife Provident Funds Trust Company Limited                                   163            100             Hong Kong
  Manulife Funds Direct (Barbados) Limited                                          78            100             Barbados
     P.T. Manulife Aset Manajemen Indonesia                                                        55             Indonesia
     Manulife Funds Direct (Hong Kong) Limited                                                    100             Hong Kong
  Manulife (International) Limited                                                  28            100             Bermuda
     The Manufacturers (Pacific Asia) Insurance Company Limited                     61            100             Hong Kong
                  MANULIFE CONSULTANTS LIMITED                                                    100             Hong Kong
                  MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                        100             Hong Kong
     Manulife Financial Management Limited                                                        100             Hong Kong
     Manulife Financial Group Limited                                                             100             Hong Kong
     Manulife Financial Investment Limited                                                        100             Hong Kong
     Manulife-Sinochem Life Insurance Co. Ltd.                                      43             51             China
Manulife (Vietnam) Limited                                                         188            100             Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.                                164            100             Philippines
  Manulife Financial Plans, Inc.                                                   187            100             Philippines
P.T. Asuransi Jiwa Manulife Indonesia                                               42             71             Indonesia
  P.T. Buanadaya Sarana Informatika                                                               100             Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                           100             Indonesia
OUB Manulife Pte. Ltd.                                                              14             50             Singapore
MIL Holdings (Bermuda) Limited                                                     147            100             Bermuda
  ManuLife (International) Reinsurance Limited                                      34            100             Bermuda
                  MANUFACTURERS LIFE REINSURANCE LIMITED                            49            100             Barbados
     Manulife Management Services Ltd.                                             191            100             Barbados
     Manufacturers P&C Limited                                                      36            100             Barbados
Manulife European Holdings (Alberta) Limited                                       146            100             Alberta
  Manulife Hungary Holdings KFT                                                    149             99(3)          Hungary

                                                                                                             JURISDICTION OF
AFFILIATE                                                                        LEGAL ID     % OF EQUITY      INCORPORATION
     Manulife Century Investments (Alberta) Inc.                                   171            100             Alberta
       Manulife Life Insurance Company                                             180             35(4)          Japan
       Manulife Century Investments (Bermuda) Limited                              172            100             Bermuda
         Manulife Century Investments (Luxembourg) S.A.                            173            100             Luxembourg
           Manulife Century Investments (Netherlands) B.V.                         174            100             Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                          175            100             Bermuda
             Manulife Century Holdings (Netherlands) B.V.                          195            100             Netherlands
                Kyoritsu Confirm Co., Ltd.                                         179             90.9(5)        Japan
                Manulife Premium Collection Co., Ltd.                              178             57(6)          Japan
     Manulife Holdings (Hong Kong) Limited                                          15            100             Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                   74            100             Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                 53            100             Hong Kong
     Chinfon-Manulife Insurance Company Limited                                     59             60             Bermuda
     MF Leasing (Canada) Inc.                                                      169            100             Ontario
     Manulife Data Services Inc.                                                    81            100             Barbados
     Manucab Ltd.                                                                   30            100             Canada


(1)  Inactive subsidiaries are noted in italics.

(2) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(3) 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.

(4) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(5) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(6) 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.


Item 27. Number of Contract Owners.

As of February 1, 2003, there were 45,300 qualified contracts and 3,280 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit;
    or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a.       Name of Investment Company                  Capacity In which acting

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account A

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account H

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account L

         Name of Investment Company                  Capacity in which acting

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account M

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account N

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account B

         b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities, LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant have caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, on this 27th day of February, 2003.

SEPARATE ACCOUNT H OF
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE
    COMPANY (U.S.A.)
    (Depositor)

By: /s/John D. DesPrez III
    ----------------------
    John D. DesPrez III
    President

         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this post-effective amendment to the Registration Statement to be signed by the undersigned on the 27th day of February, 2003 in the City of Boston, Massachusetts.

THE MANUFACTURERS LIFE
INSURANCE COMPANY (U.S.A.)

By: /s/John D. DesPrez III
    ----------------------
    John D. DesPrez III
    President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of February, 2003.

Signature                            Title
---------                            -----
/s/John D. DesPrez III               Chairman and President
----------------------               (Principal Executive Officer)
John D. DesPrez III

*                                    Executive Vice President and
----------------------               (Chief Financial Officer)
John Ostler

*                                    Director
----------------------
James Boyle

*                                    Director
----------------------
Robert A. Cook

*                                    Director
----------------------
Geoffrey Guy

*                                    Director
----------------------
Steve Mannik

*                                    Director
----------------------
James O'Malley

*                                    Director
----------------------
John Lyon

*                                    Director
----------------------
Rex Schlaybaugh, Jr.

*/s/James D. Gallagher
 ---------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney